UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-22739

                              IndexIQ Active ETF Trust
(Exact name of registrant as specified in charter)

51 Madison Avenue
                                             New York, NY 10010
(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue
                                            New York, NY 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:   1-888-474-7725

Date of fiscal year end:   April 30

Date of reporting period:   April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

IndexIQ Active ETF Trust

Annual Report
April 30, 2020

IQ MacKay Municipal Insured ETF (MMIN)
IQ MacKay Municipal Intermediate ETF (MMIT)
IQ Ultra Short Duration ETF (ULTR)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.
You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting nylinvestments.com/etfs or by calling 1-888-474-7725. Read the prospectus carefully before investing.
Each of the Funds’ performance that is current to the most recent month-end is available by visiting nylinvestments.com/etfs or by calling 1-888-474-7725.
You may obtain a description of the IndexIQ Active ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’s website at sec.gov.
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT is available on the Commission’s web site at sec.gov. Each Funds’ premium/discount information is available, free of charge, on the Funds’ website at nylinvestments.com/etfs or by calling 1-888-474-7725.
IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company.
New York Life Investments, an indirect subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, provides investment advisory products and services. IndexIQ® is an indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC. ALPS Distributors, Inc. (“ALPS”) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

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Shareholder Letter (unaudited)

Dear Shareholder:
The recent annual period was one that few will forget, marked as it was by the emergence of the novel coronavirus that causes the disease known as COVID-19. In barely three months, the virus spread into a global pandemic that sharply curtailed global economic activity in March and April 2020.
Before the virus appeared, financial markets faced challenges, but despite international trade tensions and the ongoing drama of the U.K.’s slow movement toward an exit from the European Union, the longest bull market in U.S. history charged ahead to the end of 2019 with most other market sectors enjoying gains as well. The new year appeared to start on a similarly positive note with the signing of both an initial United States-China trade agreement and the United States-Mexico-Canada Agreement on regional trade. However, in late December and early January, ominous indications of the new viral outbreak in Wuhan, China had already begun to emerge.
On March 11, 2020, the World Health Organization acknowledged that the disease had reached pandemic proportions, with over 80,000 identified cases in China, thousands in Italy, South Korea and the United States, and more in dozens of additional countries. Governments and central banks pledged trillions of dollars to address the mounting economic and public health crisis; however, “stay-at-home” orders and other restrictions on non-essential activity caused global economic activity to slow. Most stocks and bonds lost significant ground in this challenging environment.
In the United States, with the number of reported U.S. COVID-19 cases continuing to rise, the Federal Reserve (Fed) cut interest rates to near zero and announced unlimited quantitative easing. Treasury bond prices rose as investors sought safe havens, while most other fixed-income instruments, including short-term securities, dropped sharply. Municipal market volatility surged as liquidity declined, with high-yield municipal bonds experiencing extreme price swings. In late March, the Federal government declared a national emergency as unemployment claims increased by 22 million in a four-week period, and Congress passed and the President signed the CARES Act to provide a $2 trillion stimulus package, with the promise of further aid for consumers and businesses to come. Investors generally responded positively to the government’s fiscal and monetary measures, as well as prospects for a gradual lessening of restrictions on non-essential businesses. Accordingly, despite mounting signs of recession and rapidly rising unemployment levels, markets regained some of the ground in April they had lost the previous month.
As of April 30, 2020, bond market conditions remain characterized by high levels of volatility as the economic consequences of the pandemic continue to unfold. Managers of short-term portfolios face an environment of tight liquidity making it difficult to transact efficiently. Likewise, the municipal bond market remains unsettled, with the impact varying from sector to sector and region to region. We believe these conditions are likely to heighten the importance of informed and experienced security selection in the months ahead. Our tightly focused bond management teams are closely monitoring the evolving situation while continuing to pursue their mandate of allocating each Fund’s asset to the most attractive investment opportunities consistent with their prospectus objectives
On the following pages, you will find detailed discussion of the key factors influencing the performance of each ETF for the period ended April 30, 2020. In these uncertain times, we believe they remain important offerings in our flexible array of investment solutions. If you have any questions or would like more information about IndexIQ Active ETFs, we invite you to visit us at nylinvestments.com/etfs or call us at 1-888-474-7725.
Sincerely,
Kirk C. Lehneis
President
The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
5

Management’s Discussion of Fund Performance (unaudited)

How did IQ MacKay Municipal Insured ETF perform during the 12 months ended April 30, 2020?
For the 12 months ended April 30, 2020 (the “reporting period”), the MacKay Municipal Insured ETF returned 4.05% at NAV (net asset value) and 4.36% at market price.1 To compare, the Fund’s benchmark Index, Bloomberg Barclays Municipal All Insured Bond Index2 returned 2.94% for the same period.
What factors affected the ETF’s performance during the reporting period?
Credit selection as well as yield curve3 positioning helped to drive the Fund’s strong performance relative to the Bloomberg Barclays Municipal All Insured Bond Index for the reporting period. The investment team looks at both the insurance provider and the underlying credit for suitability and relative value. Overweight exposure to credits rated A4 helped to drive the Fund’s outperformance, as did overweight exposure to the 1-year and 15-year part of the curve. Conversely, underweight exposure to bonds with maturities of 20 years and longer detracted from relative performance.
During the reporting period, were there any market events that materially impacted the Fund’s performance or liquidity?
In March 2020, the COVID-19 pandemic led to an abrupt shutdown of many parts of the U.S. economy. As a result, the municipal market initially encountered a notable decline in liquidity as demonstrated by a 200 basis point rise in high-grade municipal bond yields across the entire yield curve. (A basis point is one one-hundredth of a percentage point.) This liquidity squeeze was partially technical in nature due to a small number of municipal bond mutual fund complexes being ill-prepared to manage their redemption requests. Passive municipal ETF selling also negatively affected market liquidity. Along with the limited liquidity, credit spreads5 widened as the market attempted to determine the ultimate impact of the related economic shutdown. By the end of April, the liquidity crisis had largely reversed for the high-quality component of the municipal market. Although credit spreads remained wider, credit valuation was differentiated across various issuers. The Fund was not materially impacted by this ongoing event.
During the reporting period, how was the ETF’s performance materially affected by investments in derivatives?
The ETF did not use derivatives during the reporting period.
During the reporting period, which sectors made the strongest contributions to the ETF’s performance and which sectors made the weakest contributions?
The strongest positive contributions to the ETF’s performance during the reporting period were the local general obligation, water & sewer and leasing sectors. (Contributions take weightings and total returns into account.) For the same period, the most significant detractors from performance were the education, housing and tobacco sectors.
During the reporting period, which individual securities had the highest total returns and which securities had the lowest total returns?
The ETF holdings generating the highest total returns during the reporting period included bonds issued by University Hospital in Newark, New Jersey, El Camino Healthcare Obligated Group in California and Rampart Range Metropolitan District in Colorado. During the same period, the securities with the lowest total returns were education bonds issued by Kendall Kane & Will Counties Community Unit School District and Grandville Public Schools, and a special tax revenue bond issued by the City of Arlington, Texas.

The price used to calculate the market price returns is the mean between the day’s last bid and ask prices and does not represent returns an investor would receive if shares were traded at other times.

See page 8 for more information on this index.

The yield curve is a line that plots the yields of various securities of similar quality — typically U.S. Treasury issues — across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.

An obligation rated ‘A’ by S&P is deemed by S&P to be somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. In the opinion of S&P, however, the obligor’s capacity to meet its financial commitment on the obligation is still strong. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

The terms “spread” and “yield spread” may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

Management’s Discussion of Fund Performance (unaudited) (continued)

Which individual securities made the strongest contributions to the ETF’s performance during the reporting period and which securities made the weakest contributions?
The ETF’s top contributors to return during the reporting period included bonds issued by the South Carolina State Public Service Authority; the Public Building Commission of Chicago, Illinois; and the public school district of Dearborn, Michigan. The most significant detractors from the Fund’s performance during the same period were issued by the Jefferson Davis Parish school board in Louisiana; Grandville Public Schools in Michigan; and Northern Illinois University.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Management’s Discussion of Fund Performance (unaudited) (continued)

Hypothetical Growth of a $10,000 Investment (Since Inception through 4/30/20)
Fund Performance History
IQ MacKay Municipal Insured ETF (as of April 30, 2020)	1 Year	Since Inception1
	Average Annual	Average Annual	Cumulative
IQ MacKay Municipal Insured ETF Market Price2	4.36%	4.33%	11.34%
IQ MacKay Municipal Insured ETF NAV	4.05%	4.16%	10.89%
Bloomberg Barclays Municipal Bond Insured Bond Index	2.94%	3.56%	9.29%

1
Fund Inception Date: 10/18/2017.

2
The price used to calculate the market price returns is the mean between the day’s last bid and ask prices.

The market price returns do not represent returns an investor would receive if shares were traded at other times.
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower.

Management’s Discussion of Fund Performance (unaudited) (continued)

How did IQ MacKay Municipal Intermediate ETF perform during the 12 months ended April 30, 2020?
For the 12 months ended April 30, 2020 (the “reporting period”), IQ MacKay Municipal Intermediate ETF returned 2.65% at NAV (net asset value) and 2.44% at market price.1 To compare, the Fund’s benchmark Index, Bloomberg Barclays Municipal Bond Index 1-15 Year Blend2 returned 2.37% for the same period.
What factors affected the ETF’s performance during the reporting period?
The primary factors affecting the ETF’s performance relative to the Bloomberg Barclays Municipal Bond Index 1-15 Year Blend during the reporting period were yield curve3 positioning and credit ratings exposure. The ETF’s credit exposure, notably a greater-than-benchmark exposure to insured bonds, bolstered relative performance. In addition, the ETF’s maturity profile was structured as a barbell, meaning greater-than-benchmark exposures at the two extremes of the effective maturity range. This term structure positioning also enhanced relative performance. However, less-than-benchmark exposure to bonds maturing between three and ten years did detract from relative performance as absolute rates declined over the reporting period.
During the reporting period, were there any market events that materially impacted the Fund’s performance or liquidity?
In March 2020, the COVID-19 pandemic led to an abrupt shutdown of many parts of the U.S. economy. As a result, the municipal market initially encountered a notable decline in liquidity as demonstrated by a 200 basis point rise in high-grade municipal bond yields across the entire yield curve. (A basis point is one one-hundredth of a percentage point.) This liquidity squeeze was partially technical in nature due to a small number of municipal bond mutual fund complexes being ill-prepared to manage their redemption requests. Passive municipal ETF selling also negatively affected market liquidity. Along with the limited liquidity, credit spreads4 widened as the market attempted to determine the ultimate impact of the related economic shutdown. By the end of April, the liquidity crisis had largely reversed for the high-quality component of the municipal market. Although credit spreads remained wider, credit valuation was differentiated across various issuers.
The ETF was relatively defensively positioned at the time of the economic shutdown, largely due to its greater-than-benchmark exposure to insured bonds, and therefore was not materially impacted by this ongoing event.
During the reporting period, how was the ETF’s performance materially affected by investments in derivatives?
The ETF did not use derivatives during the reporting period.
During the reporting period, which sectors made the strongest contributions to the ETF’s performance and which sectors made the weakest contributions?
The strongest positive contributions to the Fund’s performance during the reporting period were the local general obligation, water & sewer and hospital sectors. (Contributions take weightings and total returns into account.) For the same period, the most significant detractors from performance the state general obligation, dedicated tax and pre-refunded sectors.
During the reporting period, which individual securities had the highest total returns and which securities had the lowest total returns?
The ETF holdings generating the highest total returns during the reporting period included an insured general obligation bond rated AA and issued by Beaver County, Pennsylvania; a revenue obligation bond rated BBB+ and issued by Colorado Health Facilities Authority; and a revenue obligation bond rated BBB+ and issued by Washington State Health Care Facilities Authority. During the same period, the securities that provided the lowest total returns were a general obligation bond rated AA and issued by Hartford, Connecticut; an insured

1
The price used to calculate the market price returns is the mean between the day’s last bid and ask prices and does not represent returns an investor would receive if shares were traded at other times.

2
See page 11 for more information on this index.

3
The yield curve is a line that plots the yields of various securities of similar quality — typically U.S. Treasury issues — across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.

4
The terms “spread” and “yield spread” may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

Management’s Discussion of Fund Performance (unaudited) (continued)

dedicated tax revenue bond rated AA and issued by Arlington, Texas; and an insured general obligation bond rated AA and issued by Trenton, New Jersey.5
Which individual securities made the strongest contributions to the ETF’s performance during the reporting period and which securities made the weakest contributions?
The ETF’s top contributors to return during the reporting period included an insured general obligation bond rated AA and issued by New Britain, Connecticut; an insured general obligation bond rated AA and issued by Matteson, Illinois; and a general obligation bond rated A and issued by Bridgeport, Connecticut6. The most significant detractors from the Fund’s performance during the same period were a general obligation bond rated BBB- and issued by the State of Illinois; a dedicated tax bond rated A- and issued by Washington State Convention Center Public Facilities Authority; and a dedicated tax bond rated AA- and issued by Illinois State Sales Tax.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

5
An obligation rated ‘AA’ by S&P is deemed by S&P to differ from the highest-rated obligations only to a small degree. In the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is very strong. An obligation rated ‘BBB’ by S&P is deemed by S&P to exhibit adequate protection parameters. In the opinion of S&P, however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund. Ratings from ‘AA’ to ‘CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

6
An obligation rated ‘A’ by S&P is deemed by S&P to be somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. In the opinion of S&P, however, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

Management’s Discussion of Fund Performance (unaudited) (continued)

Hypothetical Growth of a $10,000 Investment (Since Inception through 4/30/20)
Fund Performance History
IQ MacKay Municipal Intermediate ETF (as of April 30, 2020)	1 Year	Since Inception1
	Average Annual	Average Annual	Cumulative
IQ MacKay Municipal Intermediate ETF Market Price2	2.44%	3.47%	9.02%
IQ MacKay Municipal Intermediate ETF NAV	2.65%	3.48%	9,04%
Bloomberg Barclays Municipal Bond Index 1-15 Yr Blend	2.37%	2.51%	6.49%

1
Fund Inception Date: 10/18/2017.

2
The price used to calculate the market price returns is the mean between the day’s last bid and ask prices.

The market price returns do not represent returns an investor would receive if shares were traded at other times.
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower.

Management’s Discussion of Fund Performance (unaudited) (continued)

How did IQ Ultra Short Duration ETF perform during period since its inception on July 31, 2019 through April 30, 2020 (the “reporting period”)?
Since its inception, IQ Ultra Short Duration ETF returned −0.68% at NAV (net asset value) and −0.52% at market price.1 To compare, the Fund’s benchmark Index, Bloomberg Barclays Short Treasury 3-6 Month Index2 returned 1.70% for the same period.
What factors affected the ETF’s performance during the reporting period?
The ETF held overweight exposure relative to its benchmark, the Bloomberg Barclays Short Treasury 3-6 Index, in U.S. government agencies, corporates, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities throughout the reporting period. To facilitate these overweight positions, the Fund maintained an underweight position in the Treasury sector. Within the corporate sector, where the Fund held its largest overweight position, option-adjusted spreads (“OAS”) widened by approximately 300% during the month of March as the coronavirus pandemic intensified in the United States, paralyzing the economy and freezing financial markets. The drastic move wider in OAS caused the Fund’s overweight position in corporates to underperform matched-duration3 U.S. Treasury bonds. Widening OAS in commercial mortgage-backed securities and mortgage-backed securities undermined the relative performance of the Fund’s overweight positions in those areas as well. Overweight exposure to asset-backed securities, primarily the floating rate subsector, further detracted relative returns. The Fund’s commercial paper allocation was accretive to performance during the same period, as was its longer duration positioning relative to the benchmark as interest rates moved materially lower.
During the reporting period, were there any market events that materially impacted the ETF’s performance or liquidity?
During the reporting period, the ETF’s performance was materially impacted by the coronavirus epidemic. As mentioned earlier, during the month of March, OAS on risk assets moved drastically wider as the virus spread throughout the United States, undermining the relative performance of the Fund’s overweight positions in corporates, commercial mortgage-backed securities and mortgage-backed securities compared to matched-duration U.S. Treasury bonds. The Fund’s overweight position in asset-backed securities, primarily the floating rate sub-component, also detracted from performance during the period.
From a liquidity perspective, the last three months of the reporting period proved to be a challenging environment for all fixed income investors, particularly those with shorter-duration mandates. As investors flocked to the safety of cash and/or Treasury holdings, portfolio redemptions resulted in forced selling across the shorter-duration corporate landscape. This led to wider bid-ask spreads and a more difficult environment in which to transact. While the Fed’s heavy-handed response opened the primary market, secondary liquidity remained challenging through April 30, 2020.
During the reporting period, how was the ETF’s performance materially affected by investments in derivatives?
During the reporting period, the ETF’s use of derivatives was limited to interest rate derivatives used to keep the duration of the ETF in line with management’s target. Generally, the interest rate derivatives had a positive impact on performance.
During the reporting period, which sectors had the highest total returns and which sectors had the lowest total returns?
During the reporting period, the ETF’s holding of cash securities provided the highest total returns, followed by holdings of mortgage-backed securities and then government securities. The sector that provided the lowest total returns during the same period was asset-backed securities, followed by commercial mortgage-backed securities and finally Treasury bonds.

1
The price used to calculate the market price returns is the mean between the day’s last bid and ask prices and does not represent returns an investor would receive if shares were traded at other times.

2
See page 14 for more information on this index.

3
Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

Management’s Discussion of Fund Performance (unaudited) (continued)

During the reporting period, which sectors made the strongest contributions to the ETF’s performance and which sectors made the weakest contributions?
The sector making the strongest contribution to the Fund’s performance was cash securities, followed by government securities and then mortgage-backed securities. (Contributions take weightings and total returns into account.) The sector that detracted most from Fund performance was asset-backed securities, followed by commercial mortgage-backed securities and then corporates.
During the reporting period, which securities had the highest total returns and which securities had the lowest total returns?
The holding that produced the highest total return during the reporting period was a new position issued by investment bank UBS Group that the Fund purchased at the height of market volatility before spreads moved in a favorable direction. The next-highest total returns came from a security issued by Education Loan Finance Inc., which exhibited limited price volatility in early 2020 due to the underlying company’s stringent underwriting standards. The third-highest total returns were provided by a bond issued by insurer American International Group that, as with the UBS bond mentioned above, the Fund purchased at the height of market volatility before spreads moved.
The holding with the lowest total return for the reporting period, issued by Occidental Petroleum, suffered from a credit rating downgrade as oil prices sharply declined in response to weakening demand and an industry price war. Two holdings issued by Ford Motor Credit also suffered rating downgrades due to weakness in the automobile sector caused by the virus-related economic shutdown.
Which securities made the strongest contributions to the ETF’s performance during the reporting period and which securities made the weakest contributions?
The holding that made the strongest contribution to the Fund’s performance during the reporting period was an AAA-rated4 bond issued by the International Bank for Reconstruction and Development that remained relatively stable in the prevailing risk-off environment, thereby capitalizing fully on interest accumulation. The second-strongest contributor to performance, issued by SunTrust Bank, benefited materially from the spread tightening that followed the volatility of March 2020. The Fund’s third-strongest contributor was issued by UBS Group and purchased during the height of market volatility before spreads moved significantly wider in April.
The holding that made the weakest contribution to the Fund’s performance for the reporting period, issued by Occidental Petroleum, suffered due to a credit rating downgrade as oil prices sharply declined in response to weakening demand and an industry price war. Holdings issued by Ford Motor Credit and General Motors Financial suffered due to weakness in the automobile sector caused by the virus-related economic shutdown.
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

4
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s (“S&P”), and in the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is extremely strong. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

Management’s Discussion of Fund Performance (unaudited) (continued)

Hypothetical Growth of a $10,000 Investment (Since Inception through 4/30/20)
Fund Performance History
IQ Ultra Short Duration ETF (as of April 30, 2020)
Since Inception1
Cumulative
IQ Ultra Short Duration ETF Market Price2	-0.52%
IQ Ultra Short Duration ETF NAV	-0.68%
Bloomberg Barclays Short Treasury 3-6 Month Index	1.70%

1
Fund Inception Date: 07/31/2019.

2
The price used to calculate the market price returns is the mean between the day's last bid and ask prices.

The market price returns do not represent returns an investor would receive if shares were traded at other times.

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.
The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 11/01/19 to 04/30/20” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying mutual funds in which each Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Annualized Expense Ratios for the Period 11/01/19 to 04/30/20	Expenses Paid for Period 11/01/19 to 04/30/201
IQ MacKay Municipal Insured ETF
Actual	$1,000.00	$1,000.10	0.30%	$1.49
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.37	0.30%	$1.51
IQ MacKay Municipal Intermediate ETF
Actual	$1,000.00	$988.00	0.30%	$1.48
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.37	0.30%	$1.51
IQ Ultra Short Duration ETF
Actual	$1,000.00	$986.20	0.24%	$1.19
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.67	0.24%	$1.21

1
Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366. (to reflect the one-half year period).

Portfolio Summaries*(unaudited)

IQ MacKay Municipal Insured ETF
Net Assets ($ mil): $88.0
Industry	% of Net Assets
School District	24.2%
General Obligation	17.7
General	13.4
Water	9.1
Education	8.7
Transportation	5.2
Housing	5.0
Higher Education	4.4
Medical	2.0
Power	1.7
Mello-Roos	1.7
Money Market Fund	1.4
Development	1.3
Facilities	1.3
Utilities	1.1
Pollution	0.7
Airport	0.7
Student Loan	0.4
Total Investments	100.0
Other Assets and Liabilites, Net	—(a)
Net Assets	100.0%
IQ MacKay Municipal Intermediate ETF
Net Assets ($ mil): $51.7
Industry	% of Net Assets
General Obligation	20.3%
General	16.3
School District	12.3
Medical	9.4
Water	7.8
Single Family Housing	6.0
Transportation	5.2
Education	4.9
Higher Education	3.6
Money Market Fund	2.6
Power	2.5
Housing	2.2
Development	2.0
Utilities	1.5
Multifamily Housing	1.0
Facilities	1.0
Nursing Homes	0.8
Student Loan	0.7
Mello-Roos	0.6
Total Investments	100.7
Other Assets and Liabilites, Net	(0.7)
Net Assets	100.0%

IQ Ultra Short Duration ETF
Net Assets ($ mil): $149.2
Country	% of Net Assets
United States	84.1%
United Kingdom	7.4
Cayman Islands	6.0
Canada	2.7
Japan	2.3
Switzerland	2.0
Germany	1.6
Supranational	0.8
Netherlands	0.5
France	0.4
Belgium	0.4
Total Investments	108.2
Other Assets and Liabilites, Net	(8.2)
Net Assets	100.0%

(a)
Less than 0.05%

*
Each Fund's portfolio is subject to change.

Schedules of Investments — IQ MacKay Municipal Insured ETF

April 30, 2020
	Principal Amount	Value
Municipal Bonds — 98.6%
Alabama — 6.0%
Bibb County Board of Education, Special Tax Series B Insured: BAM
4.000%, due 4/1/35	$425,000	$468,052
4.000%, due 4/1/37	460,000	502,095
City of Russellville AL, General Obligation Bonds Series B Insured: AGM
4.000%, due 12/1/28	390,000	446,195
Phenix City Board of Education, Special Tax Insured: BAM
4.000%, due 8/1/37	1,500,000	1,661,925
University of South Alabama, Revenue Bonds Insured: AGM
4.000%, due 4/1/39	685,000	743,862
University of West Alabama, Revenue Bonds Insured: AGM
4.000%, due 1/1/41	350,000	366,905
Warrior River Water Authority, Revenue Bonds Insured: BAM
4.000%, due 8/1/43	1,000,000	1,090,310
		5,279,344
Arizona — 0.8%
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 6/1/34	250,000	264,865
5.000%, due 6/1/33	350,000	406,910
		671,775
Arkansas — 0.7%
University of Central Arkansas, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/32	200,000	223,322
5.000%, due 11/1/35	350,000	387,195
		610,517
California — 17.0%
Abag Finance Authority for Nonprofit Corps, Special Tax Series A Insured: AGM 5.000%, due 9/2/30	750,000	916,417
Bellevue Union School District, General Obligation Bonds Series A Insured: AGM
2.840%, due 8/1/35(a)	320,000	208,166
Calexico Unified School District, General Obligation Bonds Series B Insured: NATL
2.150%, due 8/1/28(a)	390,000	326,894
California Municipal Finance Authority, Revenue Bonds Insured: BAM
5.000%, due 5/15/43	250,000	265,095
City of Lincoln CA, Special Tax Insured: AGM
5.000%, due 9/1/34	525,000	619,873
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	703,266
City of Susanville CA Natural Gas Revenue, Revenue Bonds Insured: AGM
4.000%, due 6/1/45	875,000	941,736
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Clovis Unified School District, General Obligation Bonds Series A Insured: NATL
1.980%, due 8/1/27(a)	$335,000	$290,428
Compton Unified School District, Certificates of Participation Series A Insured: BAM
4.000%, due 6/1/33	250,000	279,248
Cupertino Union School District, General Obligation Bonds Series C Insured: NATL 2.230%, due 8/1/32(a)	400,000	304,676
Dixon Unified School District, General Obligation Bonds Insured: BAM 5.000%, due 8/1/37	570,000	683,088
Golden West Schools Financing Authority, Revenue Bonds Insured: BHAC-CR FGIC 5.250%, due 9/1/20	250,000	253,693
Grossmont Healthcare District, General Obligation Bonds Series A Insured: AMBAC 2.420%, due 7/15/32(a)	1,000,000	745,510
Guadalupe Union School District, General Obligation Bonds Series B Insured: AGM 4.000%, due 8/1/44	1,005,000	1,082,646
Hayward Unified School District, General Obligation Bonds Series A Insured: BAM 5.000%, due 8/1/34	570,000	691,176
Hayward Unified School District, General Obligation Bonds Series A Insured: AGM 2.490%, due 8/1/32(a)	210,000	155,001
Imperial Community College District, General Obligation Bonds Insured: AGC 3.240%, due 8/1/37(a)	400,000	229,684
Jurupa Public Financing Authority, Special Tax Series A Insured: AGM 4.000%, due 9/1/36	785,000	865,761
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM 2.310%, due 8/1/31(a)	155,000	112,958
Napa Valley Unified School District, General Obligation Bonds Series C Insured: AGM 4.000%, due 8/1/44	1,000,000	1,071,640
Oceanside Unified School District, General Obligation Bonds Series B Insured: AGM 2.710%, due 8/1/34(a)	300,000	204,504
Ontario Montclair School District, General Obligation Bonds Series B Insured: NATL
1.980%, due 8/1/29(a)	390,000	325,088
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
2.490%, due 8/1/33(a)	640,000	442,963
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
1.760%, due 7/1/24(a)	310,000	288,148

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2020
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Sacramento City Unified School District, General Obligation Bonds Series C-1 Insured: AGM
5.000%, due 8/1/25	$200,000	$233,498
Salinas Union High School District, General Obligation Bonds Series A Insured: NATL
1.310%, due 10/1/23(a)	225,000	215,206
San Leandro Unified School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/34	525,000	636,610
Santa Rita Union School District, General Obligation Bonds Series B Insured: AGM
2.970%, due 8/1/39(a)	820,000	464,924
South Whittier School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/40	215,000	233,552
Southwestern Community College District, General Obligation Bonds Insured: NATL
1.360%, due 8/1/24(a)	560,000	528,702
West Kern Community College District, Certificates of Participation Insured: AGM
4.000%, due 11/1/44	600,000	641,700
		14,961,851
Colorado — 3.7%
Beacon Point Metropolitan District, General Obligation Bonds Insured: AGM
4.000%, due 12/1/37	100,000	106,377
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	395,000	460,155
Grand Junction Regional Airport Authority, Revenue Bonds Series A Insured: NATL
5.000%, due 12/1/26	500,000	584,350
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	497,246
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds Insured: BAM
5.500%, due 12/1/35	500,000	635,405
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds Series B Insured: BAM
5.250%, due 12/1/33	150,000	188,565
5.250%, due 12/1/35	115,000	143,380
South Sloan’s Lake Metropolitan District No 2, General Obligation Bonds Insured: AGM
4.000%, due 12/1/33	250,000	284,590
Vauxmont Metropolitan District, General Obligation Bonds Insured: AGM
5.000%, due 12/15/31	135,000	153,289
5.000%, due 12/15/32	155,000	175,314
		3,228,671

	Principal Amount	Value
Municipal Bonds (continued)
Connecticut — 1.0%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
4.000%, due 7/1/34	$25,000	$26,489
5.000%, due 7/1/24	20,000	22,539
5.000%, due 7/1/27	60,000	68,599
City of Hartford CT, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/1/23	15,000	16,585
City of Hartford CT, General Obligation Bonds Series C Insured: AGM
5.000%, due 7/15/32	20,000	22,544
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/29	250,000	314,470
5.250%, due 9/1/30	300,000	374,982
		846,208
Florida — 2.4%
City of Cape Coral FL Water & Sewer Revenue, Special Assessment Insured: AGM
1.900%, due 9/1/20	740,000	741,694
City of Miami FL Parking System Revenue, Revenue Bonds Insured: BAM
4.000%, due 10/1/38	1,000,000	1,106,330
Halifax Hospital Medical Center, Revenue Bonds
5.000%, due 6/1/20	235,000	235,684
		2,083,708
Illinois — 18.4%
Chicago Board of Education, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/31	500,000	592,920
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	225,000	265,945
Cook County Community College District No 527 Morton, General Obligation Bonds Insured: BAM
4.000%, due 12/15/32	495,000	548,331
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/20	250,000	255,717
Cook County School District No 111 Burbank, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/34	1,165,000	1,401,367
County of Union IL, General Obligation Bonds Insured: AGM
4.000%, due 9/1/26	360,000	409,334
Crawford Hospital District, General Obligation Bonds Insured: AGM
4.000%, due 1/1/31	345,000	380,128
4.000%, due 1/1/32	450,000	494,622
4.000%, due 1/1/34	675,000	730,674
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/23	385,000	420,605

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2020
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Kane Cook & DuPage Counties School District No U-46 Elgin, General Obligation Bonds Series B Insured: AMBAC
1.150%, due 1/1/21(a)	$250,000	$248,087
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, General Obligation Bonds Insured: AGM
4.000%, due 12/1/37	1,000,000	1,109,220
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	275,000	320,015
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	160,000	188,946
North Barrington Special Service Area No 19, Special Tax Insured: BAM
4.000%, due 2/1/36	435,000	471,684
Northern Illinois University, Revenue Bonds Series B Insured: BAM
4.000%, due 4/1/35	1,200,000	1,224,528
Sales Tax Securitization Corp., Revenue Bonds Series A Insured: BAM
5.000%, due 1/1/37	1,000,000	1,110,090
Sangamon County School District No 186 Springfield, General Obligation Bonds Series B Insured: AGM
5.000%, due 2/1/34	1,000,000	1,216,560
State of Illinois, General Obligation Bonds Insured: NATL
6.000%, due 11/1/26	500,000	511,510
State of Illinois, Revenue Bonds Series A Insured: BAM
4.000%, due 6/15/35	750,000	749,677
State of Illinois, Revenue Bonds Series C
4.000%, due 6/15/21	225,000	225,891
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	475,000	568,618
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	325,000	392,184
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/22	125,000	130,969
Washington County Community Unit School Dist No 10 West Washington, General Obligation Bonds Insured: BAM
4.000%, due 1/15/25	750,000	828,345
Western Illinois University, Revenue Bonds Insured: BAM
4.000%, due 4/1/32	1,000,000	1,098,130
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Insured: MAC
4.000%, due 12/1/21	$280,000	$290,363
		16,184,460
Iowa — 0.4%
Sioux Center Community School District, General Obligation Bonds Insured: AGM
5.000%, due 5/1/24	290,000	332,146
Kansas — 0.3%
Allen County Unified School District No 257, General Obligation Bonds Series A Insured: BAM
4.000%, due 9/1/32	270,000	304,079
Kentucky — 0.9%
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL
1.731%, due 11/1/25(b)	130,000	125,122
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	532,750
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	100,000	105,969
		763,841
Louisiana — 2.3%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	500,000	612,750
5.000%, due 12/1/32	125,000	152,158
Greater Ouachita Water Co., Revenue Bonds Insured: BAM
4.000%, due 9/1/36	450,000	502,969
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	610,000	715,872
		1,983,749
Maine — 0.4%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	177,545
5.000%, due 12/1/26	155,000	180,119
		357,664
Massachusetts — 0.7%
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
1.751%, due 5/1/37(b)	85,000	81,761
Commonwealth of Massachusetts, General Obligation Bonds Series B Insured: AMBAC
5.250%, due 8/1/28	415,000	538,081
		619,842

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2020
	Principal Amount	Value
Municipal Bonds (continued)
Michigan — 3.3%
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Series B Insured: NATL
5.500%, due 7/1/22	$1,000,000	$1,086,360
Dearborn School District, General Obligation Bonds Insured: BAM
5.000%, due 5/1/31	555,000	698,790
Grandville Public Schools, General Obligation Bonds Series I Insured: AGM
4.000%, due 5/1/37	245,000	279,807
4.000%, due 5/1/40	200,000	226,380
Leland Public School District, General Obligation Bonds Insured: AGM
4.000%, due 5/1/37	590,000	658,711
		2,950,048
Minnesota — 0.3%
Southern Minnesota Municipal Power Agency, Revenue Bonds Series A Insured: NATL
1.970%, due 1/1/27(a)	345,000	302,758
Mississippi — 0.6%
Mississippi Development Bank, Revenue Bonds Insured: BAM
5.250%, due 10/1/38	460,000	556,094
Missouri — 0.5%
St Louis Municipal Library District, Certificates of Participation Insured: BAM
4.000%, due 3/15/32	410,000	471,143
Nevada — 0.4%
City of Reno NV, Revenue Bonds Series A-1 Insured: AGM
5.000%, due 6/1/32	265,000	312,006
New Jersey — 4.1%
City of Atlantic City NJ, General Obligation Bonds Insured: AGM
4.000%, due 11/1/26	85,000	88,159
Gloucester County Improvement Authority (The), Revenue Bonds Series A Insured: BAM
5.000%, due 7/1/28	265,000	297,190
Long Branch Board of Education, General Obligation Bonds Insured: AGM
5.000%, due 7/15/29	265,000	328,091
New Jersey Economic Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 7/1/34	150,000	141,888
New Jersey Transportation Trust Fund Authority, Revenue Bonds Insured: BHAC-CR AMBAC
2.140%, due 12/15/24(a)	190,000	172,206
New Jersey Transportation Trust Fund Authority, Revenue Bonds Insured: BHAC-CR MBIA
2.450%, due 12/15/27(a)	500,000	415,325
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series B Insured: NATL
5.500%, due 12/15/20	335,000	339,429
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series B Insured: AMBAC
5.250%, due 12/15/23	$145,000	$151,022
Passaic Valley Sewerage Commission, Revenue Bonds Series F Insured: NATL
2.500%, due 12/1/32	915,000	914,488
South Jersey Transportation Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/30	700,000	788,907
		3,636,705
New York — 7.2%
City of Long Beach NY, General Obligation Bonds Insured: BAM
5.000%, due 1/15/21	425,000	436,717
City of Plattsburgh NY, General Obligation Bonds Series A Insured: AGM
4.000%, due 6/15/27	345,000	392,510
County of Suffolk NY, General Obligation Bonds Series B Insured: AGM
2.000%, due 8/1/20	150,000	150,396
5.000%, due 10/15/20	350,000	356,388
5.000%, due 10/15/28	500,000	613,375
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	460,000	504,473
Metropolitan Transportation Authority, Revenue Bonds Series A-1
5.000%, due 11/15/29	500,000	502,055
Metropolitan Transportation Authority, Revenue Bonds Series C Insured: AGM
4.000%, due 11/15/49	1,000,000	987,970
Niagara Falls City School District, Certificates of Participation Insured: AGM
4.000%, due 6/15/26	200,000	217,994
Oneida County Local Development Corp., Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/44	250,000	227,157
4.000%, due 12/1/38	250,000	269,842
Town of Oyster Bay NY, General Obligation Bonds Insured: BAM
4.000%, due 2/15/26	65,000	71,705
4.000%, due 2/15/27	55,000	61,359
4.000%, due 2/15/28	55,000	61,954
Town of Oyster Bay NY, General Obligation Bonds Series B Insured: AGM
3.000%, due 2/1/24	1,190,000	1,228,735
Village of Freeport NY, General Obligation Bonds Series A Insured: BAM
4.000%, due 5/1/20	260,000	260,000
		6,342,630

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2020
	Principal Amount	Value
Municipal Bonds (continued)
North Carolina — 1.1%
County of Pasquotank NC, Certificates of Participation Insured: NATL
5.250%, due 6/1/20	$375,000	$376,219
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	619,001
		995,220
North Dakota — 1.2%
State Board of Higher Education of the State of North Dakota, Revenue Bonds Series A Insured: AGM
4.000%, due 4/1/44	670,000	737,228
5.000%, due 4/1/21	335,000	346,896
		1,084,124
Ohio — 2.2%
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A Insured: AGM
4.000%, due 11/15/37	375,000	411,225
Conotton Valley Union Local School District, Certificates of Participation Insured: MAC
4.000%, due 12/1/33	315,000	340,880
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	540,160
Euclid City School District, Certificates of Participation Insured: BAM
4.000%, due 12/1/29	170,000	188,862
4.000%, due 12/1/39	400,000	427,708
		1,908,835
Oregon — 0.5%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds Insured: AGM
5.000%, due 12/15/37	400,000	479,856
Pennsylvania — 8.0%
Brownsville Area School District, General Obligation Bonds Insured: MAC
4.000%, due 11/15/25	415,000	460,633
City of Lebanon Authority, Revenue Bonds Insured: BAM
4.000%, due 12/15/30	370,000	410,030
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/22	400,000	435,140
County of Cambria PA, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/32	250,000	274,932
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	460,000	556,103
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC
1.560%, due 7/1/27(b)	210,000	207,812
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Revenue Bonds Series C Insured: AGM
6.250%, due 6/1/33	$750,000	$935,715
Pittsburgh Water & Sewer Authority, Revenue Bonds Series B Insured: AGM
4.000%, due 9/1/35	700,000	785,841
School District of Philadelphia (The), General Obligation Bonds Insured: BHAC-CR FGIC
5.000%, due 6/1/34	100,000	128,985
State Public School Building Authority, Revenue Bonds Insured: AGM
5.000%, due 6/1/21	375,000	390,049
State Public School Building Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 9/15/21	875,000	920,815
Vanport Township Municipal Authority, Revenue Bonds Insured: AGM
5.000%, due 4/1/21	145,000	149,627
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds Insured: AGM
4.000%, due 9/1/30	395,000	432,900
4.000%, due 9/1/31	415,000	453,085
4.000%, due 9/1/32	435,000	472,867
		7,014,534
Puerto Rico — 1.3%
Commonwealth of Puerto Rico, General Obligation Bonds Insured: AGM
5.250%, due 7/1/20	500,000	501,730
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	480,000	484,023
Commonwealth of Puerto Rico, General Obligation Bonds Series A-4 Insured: AGM
5.250%, due 7/1/30	100,000	100,797
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,060
		1,111,610
Rhode Island — 3.0%
City of Cranston RI, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/1/29	110,000	130,829
Providence Public Building Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 9/15/35	1,085,000	1,188,889
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/36	660,000	780,602

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2020
	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island Health & Educational Building Corp., Revenue Bonds Series A Insured: AGM
4.000%, due 5/15/36	$390,000	$438,091
5.000%, due 5/15/29	110,000	132,188
		2,670,599
Texas — 5.5%
City of Arlington TX Special Tax Revenue, Special Tax Series A Insured: AGM
5.000%, due 2/15/38	700,000	790,937
City of Arlington TX Special Tax Revenue, Special Tax Series C Insured: BAM
5.000%, due 2/15/33	490,000	554,499
County of La Salle TX, General Obligation Bonds Insured: AGM
5.000%, due 3/1/27	500,000	611,685
Galveston County Municipal Utility District No 56, General Obligation Bonds Insured: BAM
4.000%, due 12/1/24	400,000	441,064
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/34	325,000	361,485
La Joya Independent School District, General Obligation Bonds Insured: AGM
4.000%, due 2/15/38	500,000	538,510
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds Series 1B Insured: MAC
3.000%, due 9/1/21	180,000	183,884
3.000%, due 9/1/22	180,000	186,536
Matagorda County Navigation District No 1, Revenue Bonds Insured: AMBAC
5.125%, due 11/1/28	525,000	625,254
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	165,371
Weatherford Independent School District, General Obligation Bonds Insured: PSF-GTD
2.330%, due 2/15/34(a)	500,000	354,510
		4,813,735
Utah — 0.9%
Grand County School District Local Building Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/28	465,000	548,058
Utah Transit Authority, Revenue Bonds Series A Insured: BHAC-CR MBIA
5.000%, due 6/15/35	215,000	281,306
		829,364

	Principal Amount	Value
Municipal Bonds (continued)
Washington — 1.5%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL
1.970%, due 2/1/22(a)	$530,000	$512,049
Klickitat County Public Utility District No 1, Revenue Bonds Series A Insured: AGM
4.000%, due 12/1/37	750,000	832,582
		1,344,631
Wisconsin — 2.0%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	500,000	615,945
Public Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 7/1/40	300,000	312,999
4.000%, due 7/1/45	800,000	825,664
		1,754,608
Total Municipal Bonds
(Cost $87,697,072)		86,806,355

	Shares
Short-Term Investment — 1.4%
Money Market Fund — 1.4%
Fidelity Investments Money Market Treasury Only Class I, 0.20%(c)
(Cost $1,212,188)	1,212,188	1,212,188
Total Investments — 100.0%
(Cost $88,909,260)		88,018,543
Other Assets and Liabilities, Net — 0.0%(d)		16,811
Net Assets — 100.0%		$88,035,354

(a)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2020.

(c)
Reflects the 7-day yield at April 30, 2020.

(d)
Less than 0.05%

Abbreviations
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	Ambac Assurance Corp.
BAM	–	Build America Mutual Assurance Co.
BHAC-CR	–	Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	–	Financial Guaranty Insurance Co.
MAC	–	Municipal Assurance Corp.
NATL	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund Guaranteed

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2020
The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$86,806,355	$—	$86,806,355
Short-Term Investment:
Money Market Fund	1,212,188	—	—	1,212,188
Total Investments in Securities	$1,212,188	$86,806,355	$—	$88,018,543

(e)
For a complete listing of investments and their issuer, see the Schedules of Investments.

For the year ended April 30, 2020, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF

April 30, 2020
	Principal Amount	Value
Municipal Bonds — 98.1%
Alaska — 1.0%
Alaska Industrial Development & Export Authority, Revenue Bonds
3.500%, due 12/1/20	$500,000	$500,715
Arizona — 4.9%
Arizona Industrial Development Authority, Revenue Bonds Series A
5.000%, due 11/1/31	550,000	665,731
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
5.000%, due 6/1/31	300,000	354,432
5.000%, due 6/1/32	325,000	380,195
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	560,765
Maricopa County Industrial Development Authority, Revenue Bonds Series C
5.000%, due 7/1/37	300,000	339,828
Maricopa County Unified School District No 60 Higley, General Obligation Bonds Insured: AGM
4.000%, due 7/1/20	250,000	251,260
		2,552,211
Arkansas — 0.9%
University of Central Arkansas, Revenue Bonds Insured: AGM
5.000%, due 11/1/34	400,000	443,932
California — 10.3%
Benicia Unified School District, General Obligation Bonds Series C Insured: AGM
1.310%, due 8/1/23(a)	300,000	287,475
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	437,292
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	703,266
Hayward Unified School District, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/1/34	250,000	303,147
Imperial Community College District, General Obligation Bonds Insured: AGC
3.240%, due 8/1/37(a)	400,000	229,684
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
2.310%, due 8/1/31(a)	150,000	109,314
2.520%, due 8/1/33(a)	35,000	23,063
Lake Elsinore School Financing Authority, Special Tax Insured: BAM
5.000%, due 10/1/33	250,000	311,145
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
2.490%, due 8/1/33(a)	640,000	442,963
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Series A Insured: AGM
5.000%, due 9/1/25	$500,000	$590,465
Rocklin Unified School District, General Obligation Bonds Insured: NATL
1.300%, due 8/1/23(a)	135,000	129,404
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	615,216
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
1.760%, due 7/1/24(a)	305,000	283,501
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	553,065
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	282,910
Westminster School District, General Obligation Bonds Series B Insured: BAM
1.620%, due 8/1/48(a)	100,000	16,987
		5,318,897
Colorado — 1.8%
Colorado Health Facilities Authority, Revenue Bonds Series A-1
5.000%, due 8/1/34	75,000	83,072
5.000%, due 8/1/35	105,000	115,760
Colorado Health Facilities Authority, Revenue Bonds Series A-2
5.000%, due 8/1/32	110,000	122,962
5.000%, due 8/1/33	90,000	100,037
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	497,246
		919,077
Connecticut — 3.8%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	600,000	696,468
City of Hartford CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/1/30	100,000	107,802
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/30	600,000	749,964
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/33	350,000	387,685
		1,941,919
Delaware — 0.5%
Delaware State Health Facilities Authority, Revenue Bonds Series A
5.000%, due 7/1/20	265,000	266,789

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2020
	Principal Amount	Value
Municipal Bonds (continued)
Florida — 2.5%
Halifax Hospital Medical Center, Revenue Bonds
5.000%, due 6/1/20	$765,000	$767,226
State of Florida, General Obligation Bonds Series C
4.000%, due 6/1/30	500,000	525,240
		1,292,466
Georgia — 1.0%
Municipal Electric Authority of Georgia, Revenue Bonds Series A
5.000%, due 1/1/38	500,000	538,865
Guam — 1.0%
Guam Government Waterworks Authority, Revenue Bonds
5.250%, due 7/1/33	500,000	510,770
Idaho — 1.0%
Idaho Health Facilities Authority, Revenue Bonds
1.050%, due 12/1/48(b)	500,000	500,000
Illinois — 15.6%
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	230,000	271,855
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/20	250,000	255,717
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/20	250,000	251,433
Kane Cook & DuPage Counties School District No U-46 Elgin, General Obligation Bonds Series B Insured: AMBAC
1.150%, due 1/1/21(a)	250,000	248,088
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	320,000	377,891
Metropolitan Pier & Exposition Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/50	500,000	502,260
Sales Tax Securitization Corp., Revenue Bonds Series A
5.000%, due 1/1/29	500,000	570,105
Sangamon County School District No 186 Springfield, General Obligation Bonds Series C Insured: AGM
5.000%, due 6/1/29	500,000	619,490
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 4/15/33	250,000	285,020
State of Illinois, Revenue Bonds
4.500%, due 6/15/36	500,000	462,610
State of Illinois, General Obligation Bonds Series A Insured: AGM
4.125%, due 4/1/33	550,000	553,355
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
State of Illinois, General Obligation Bonds Series D
5.000%, due 11/1/28	$750,000	$723,840
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	230,000	251,243
5.000%, due 1/1/30	450,000	538,690
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	476,723
Village of Matteson IL, Revenue Bonds Insured: BAM
5.000%, due 12/1/29	465,000	552,434
Village of Mundelein IL, General Obligation Bonds Insured: AGM
4.000%, due 12/15/39	100,000	108,883
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/23	135,000	140,355
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/26	840,000	887,040
		8,077,032
Indiana — 0.5%
MSD of Wash Township School Building Corp., Revenue Bonds Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	275,753
Kentucky — 1.2%
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	75,000	79,477
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	559,420
		638,897
Louisiana — 2.7%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	100,000	122,550
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	620,000	727,607
State of Louisiana, General Obligation Bonds Series D-1
4.000%, due 12/1/33	500,000	536,575
		1,386,732
Maine — 0.7%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	177,545
5.000%, due 12/1/26	155,000	180,119
		357,664

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2020
	Principal Amount	Value
Municipal Bonds (continued)
Maryland — 2.0%
Maryland Community Development Administration, Revenue Bonds Series C
3.500%, due 3/1/50	$500,000	$522,195
Montgomery County Housing Opportunities Commission, Revenue Bonds Series A
4.000%, due 7/1/49	490,000	524,854
		1,047,049
Michigan — 1.5%
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds Series A
5.000%, due 7/1/28	400,000	489,020
Michigan Finance Authority, Revenue Bonds Series A
5.000%, due 2/15/34	235,000	277,312
		766,332
Minnesota — 0.7%
Duluth Independent School District No 709, Certificates of Participation Series B
5.000%, due 2/1/23	350,000	383,838
Missouri — 1.0%
Missouri Public Utilities Commission, Revenue Notes Series 2019
1.500%, due 3/1/21	500,000	500,580
Montana — 0.8%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	417,555
Nebraska — 1.3%
Central Plains Energy Project, Revenue Bonds
5.000%, due 3/1/50(b)	600,000	647,190
Nevada — 1.0%
Nevada Housing Division, Revenue Bonds Series B Insured: GNMA/FNMA/FHLMC
4.000%, due 10/1/49	495,000	529,922
New Hampshire — 1.4%
New Hampshire Business Finance Authority, Revenue Bonds Series A
4.000%, due 4/1/30	675,000	714,130
New Jersey — 8.3%
Buena Regional School District, General Obligation Bonds Insured: MAC
4.000%, due 8/1/31	135,000	149,708
City of Atlantic City NJ, General Obligation Bonds Insured: AGM
4.000%, due 11/1/25	500,000	519,030
4.000%, due 11/1/26	35,000	36,301
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	470,000	531,979
New Jersey Health Care Facilities Financing Authority, Revenue Bonds Series A
5.000%, due 7/1/20	500,000	503,375
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series E Insured: HUD
1.500%, due 9/1/22(b)	$500,000	$501,135
New Jersey Turnpike Authority, Revenue Bonds Series D-1
1.390%, due 1/1/24(b)	1,000,000	966,360
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	509,705
State of New Jersey, General Obligation Bonds
5.000%, due 6/1/39	500,000	576,575
		4,294,168
New Mexico — 1.0%
New Mexico Mortgage Finance Authority, Revenue Bonds Series D Insured: GNMA/FNMA/FHLMC
3.750%, due 1/1/50	495,000	524,754
New York — 5.4%
City of Plattsburgh NY, General Obligation Bonds Series A Insured: AGM
5.000%, due 6/15/26	495,000	595,371
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	460,000	504,473
Metropolitan Transportation Authority, Revenue Bonds Series A1
5.000%, due 11/15/29	500,000	502,055
Monroe County Industrial Development Corp., Revenue Bonds
5.000%, due 5/1/24	500,000	567,435
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds Series S-3
5.000%, due 7/15/33	150,000	178,245
New York Liberty Development Corp., Revenue Bonds Class 1
2.450%, due 9/15/69	500,000	467,495
		2,815,074
North Carolina — 1.0%
North Carolina Housing Finance Agency, Revenue Bonds Series 42 Insured: GNMA/FNMA
4.000%, due 1/1/50	500,000	535,620
Oklahoma — 1.0%
Oklahoma Housing Finance Agency, Revenue Bonds Series A Insured: GNMA/FNMA/FHLMC
4.000%, due 9/1/49	490,000	524,868
Pennsylvania — 6.8%
City of Erie PA, General Obligation Bonds Series C Insured: AGM
2.870%, due 11/15/37(a)	750,000	424,748
City of Lebanon Authority, Revenue Bonds Insured: BAM
4.000%, due 12/15/29	420,000	472,454

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2020
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/21	$310,000	$327,422
County of Beaver PA, General Obligation Bonds Insured: BAM
5.000%, due 4/15/25	300,000	338,982
County of Cambria PA, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/32	250,000	274,932
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC
1.560%, due 7/1/27(b)	205,000	202,864
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/32	550,000	686,356
Spring Cove School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 11/15/22	500,000	533,825
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds Insured: AGM
4.000%, due 9/1/36	255,000	274,298
		3,535,881
Puerto Rico — 1.1%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	470,000	473,938
Puerto Rico Convention Center District Authority, Revenue Bonds Series A Insured: AGC
4.500%, due 7/1/36	60,000	58,762
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,060
		557,760
Rhode Island — 1.7%
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/32	250,000	303,713
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	552,575
		856,288
South Carolina — 1.3%
Edgefield County School District, General Obligation Bonds Series A Insured: SCSDE
4.000%, due 3/1/31	500,000	588,520
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/36	100,000	107,865
		696,385

	Principal Amount	Value
Municipal Bonds (continued)
Texas — 6.4%
Argyle Independent School District, General Obligation Bonds Insured: PSF-GTD
5.000%, due 8/15/25	$200,000	$230,684
City of Arlington TX Special Tax Revenue, Special Tax Series C Insured: BAM
5.000%, due 2/15/31	415,000	475,470
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds Series B Insured: AGM
1.760%, due 9/1/22(a)	140,000	134,390
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	273,343
Fort Bend County Municipal Utility District No 215, General Obligation Bonds Insured: BAM
4.000%, due 9/1/24	125,000	137,896
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/32	350,000	393,312
4.000%, due 9/1/33	370,000	413,442
Lancaster Independent School District, General Obligation Bonds Insured: BAM
5.000%, due 2/15/26	250,000	290,055
Uptown Development Authority, Tax Allocation Series A
5.000%, due 9/1/35	500,000	550,660
Weatherford Independent School District, General Obligation Bonds Insured: PSF-GTD
2.120%, due 2/15/32(a)	540,000	413,370
		3,312,622
Utah — 2.3%
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	607,935
Utah Infrastructure Agency, Revenue Bonds Series A
5.000%, due 10/15/20	580,000	589,164
		1,197,099
Washington — 2.1%
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	571,364
Washington State Convention Center Public Facilities District, Revenue Bonds
5.000%, due 7/1/37	500,000	516,195
		1,087,559
Wisconsin — 0.6%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	230,000	283,335
Total Municipal Bonds
(Cost $50,803,137)		50,749,728

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2020
	Shares	Value
Short-Term Investment — 2.6%
Money Market Fund — 2.6%
Fidelity Investments Money Market Treasury Only Class I, 0.20%(c)
(Cost $1,359,128)	1,359,128	$1,359,128
Total Investments — 100.7%
(Cost $52,162,265)		52,108,856
Other Assets and Liabilities, Net — (0.7)%		(400,628)
Net Assets — 100.0%		$51,708,228

(a)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2020.

(c)
Reflects the 7-day yield at April 30, 2020.

Abbreviations
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	Ambac Assurance Corp.
BAM	–	Build America Mutual Assurance Co.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
HUD	–	Housing and Urban Development Section 8
MAC	–	Municipal Assurance Corp.
NATL	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund Guaranteed
SCSDE	–	South Carolina Department of Education
ST INTERCEPT	–	State Tax Intercept

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$—	$50,749,728	$—	$50,749,728
Short-Term Investment:
Money Market Fund	1,359,128	—	—	1,359,128
Total Investments in Securities	$1,359,128	$50,749,728	$—	$52,108,856

(d)
For a complete listing of investments and their states, see the Schedules of Investments.

For the year ended April 30, 2020, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF

April 30, 2020
	Principal Amount	Value
Long-Term Bonds 81.9%
Collateralized Mortgage Obligations — 2.7%
Mortgage Securities — 2.7%
COLT Mortgage Loan Trust
Series 2019-4 A1, 2.579%, due 11/25/49‡(a)	$191,080	$188,772
Federal Home Loan Mortgage Corporation
Series 4754 FM, 1.114%, due 2/15/48(a)	445,329	441,157
Federal National Mortgage Association
Series 2011-144 PF, 0.937%, due 10/25/39(a)	935,011	934,186
Series 2012-17 GF, 0.937%, due 7/25/40(a)	1,023,464	1,022,650
Series 2013-125 BF, 0.887%, due 10/25/41(a)	1,467,617	1,464,319
		4,051,084
Total Collateralized Mortgage Obligations (Cost $4,056,707)		4,051,084
Commercial Asset-Backed Securities — 9.0%
Asset Backed Securities — 9.0%
Apidos CLO, (Cayman Islands)
Series 2015-20A A1RA, 2.276%, due 7/16/31‡(a)	300,000	287,581
Bain Capital Credit CLO, (Cayman Islands)
Series 2017-1A A1, 2.385%, due 7/20/30‡(a)	1,000,000	964,991
Bain Capital Credit CLO Ltd., (Cayman Islands)
Series 2016-2A BR, 3.019%, due 1/15/29‡(a)	250,000	237,600
Benefit Street Partners CLO Ltd., (Cayman Islands)
Series 2014-IVA A1RR, 2.385%, due 1/20/29‡(a)	250,000	245,041
Series 2015-VIA A1R, 2.375%, due 10/18/29‡(a)	1,000,000	966,405
DB Master Finance LLC
Series 2017-1A A2I, 3.629%, due 11/20/47‡	391,000	387,524
Dell Equipment Finance Trust
Series 2020-1 A2, 2.260%, due 6/22/22‡	400,000	399,920
Discover Card Execution Note Trust
Series 2019-A1 A1, 3.040%, due 7/15/24	903,000	938,481
ELFI Graduate Loan Program LLC
Series 2019-A A, 2.540%, due 3/25/44‡	205,619	209,746
Ford Credit Auto Owner Trust
Series 2017-2 A, 2.360%, due 3/15/29‡	1,000,000	1,001,985
Ford Credit Floorplan Master Owner Trust
Series 2017-2 A1, 2.160%, due 9/15/22	750,000	744,601
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Series 2019-3 A2, 1.414%, due 9/15/24(a)	$446,000	$423,895
HPS Loan Management Ltd., (Cayman Islands)
Series 2019-16 A2R, 2.885%, due 1/20/28‡(a)	250,000	233,675
Magnetite Ltd., (Cayman Islands)
Series 2012-7A A1R2, 2.019%, due 1/15/28‡(a)	1,400,000	1,358,197
Neuberger Berman CLO, (Cayman Islands)
Series 2013-15A BR, 2.869%, due 10/15/29‡(a)	400,000	377,029
Nissan Master Owner Trust Receivables
Series 2019-B A, 1.244%, due 11/15/23(a)	310,000	301,636
Octagon Investment Partners 30 Ltd., (Cayman Islands)
Series 2017-1A A2, 2.835%, due 3/17/30‡(a)	250,000	238,712
Palmer Square CLO Ltd., (Cayman Islands)
Series 2015-2A A1R2, 2.235%, due 7/20/30‡(a)	1,400,000	1,351,691
Palmer Square Loan Funding Ltd., (Cayman Islands)
Series 2019-3A A2, 3.295%, due 8/20/27‡(a)	300,000	289,258
Regatta Funding Ltd., (Cayman Islands)
Series 2016-1A BR, 2.585%, due 7/20/28‡(a)	500,000	475,341
Shackleton CLO Ltd., (Cayman Islands)
Series 2019-15A B, 3.903%, due 1/15/30‡(a)	500,000	476,693
TICP CLO Ltd., (Cayman Islands)
Series 2018-10A A, 2.135%, due 4/20/31‡(a)	300,000	285,977
Series 2019-13A A, 2.519%, due 7/15/32‡(a)	1,000,000	970,908
TRESTLES CLO II Ltd., (Cayman Islands)
Series 2018-2A A2, 2.661%, due 7/25/31‡(a)	275,000	258,887
		13,425,774
Total Commercial Asset-Backed Securities
(Cost $13,607,929)		13,425,774
Commercial Mortgage-Backed Securities — 1.1%
Mortgage Securities — 1.1%
BX Commercial Mortgage Trust
Series 2019-IMC A, 1.814%, due 4/15/34‡(a)	391,682	356,001
Series 2019-XL A, 1.734%, due 10/15/36‡(a)	812,090	791,671
CAMB Commercial Mortgage Trust
Series 2019-LIFE A, 1.884%, due 12/15/37‡(a)	500,000	481,402
		1,629,074

See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF (continued)

April 30, 2020
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Total Commercial Mortgage-Backed Securities
(Cost $1,705,658)		$1,629,074
Corporate Bonds — 56.6%
Basic Materials — 1.9%
Air Products and Chemicals, Inc.
1.500%, due 10/15/25	$200,000	200,956
Albemarle Corp.
2.742%, due 11/15/22‡(a)	450,000	433,654
DuPont de Nemours, Inc.
2.169%, due 5/1/23	950,000	956,537
Sherwin-Williams Co. (The)
4.200%, due 1/15/22	1,225,000	1,274,204
		2,865,351
Communications — 5.4%
AT&T, Inc.
3.000%, due 6/30/22	1,225,000	1,261,903
Charter Communications Operating LLC / Charter Communications Operating Capital
3.579%, due 7/23/20	1,764,000	1,766,043
Discovery Communications LLC
2.800%, due 6/15/20	1,516,000	1,516,544
Fox Corp.
3.666%, due 1/25/22	1,350,000	1,393,785
Interpublic Group of Cos., Inc. (The)
3.500%, due 10/1/20	466,000	468,988
Sky Ltd., (United Kingdom)
3.125%, due 11/26/22‡	1,500,000	1,576,666
		7,983,929
Consumer, Cyclical — 3.3%
American Honda Finance Corp.
1.118%, due 6/11/21(a)	595,000	586,909
BMW US Capital LLC, (Germany)
1.721%, due 4/12/21‡(a)	570,000	560,740
Daimler Finance North America LLC, (Germany)
2.592%, due 2/15/22‡(a)	784,000	740,932
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	200,000	180,993
3.664%, due 9/8/24	325,000	280,123
General Motors Financial Co., Inc.
2.685%, due 6/30/22(a)	422,000	381,400
3.700%, due 11/24/20	253,000	251,014
Harley-Davidson Financial Services, Inc.
2.196%, due 5/21/20‡(a)	433,000	432,565
Newell Brands, Inc.
4.700%, due 8/15/20	144,000	144,360
Nissan Motor Acceptance Corp.
3.650%, due 9/21/21‡	272,000	262,345
VF Corp.
2.050%, due 4/23/22	775,000	782,414
	Principal Amount	Value
Corporate Bonds (continued)
Consumer, Cyclical (continued)
Volkswagen Group of America Finance LLC, (Germany)
2.064%, due 9/24/21‡(a)	$430,000	$417,258
		5,021,053
Consumer, Non-cyclical — 6.7%
AbbVie, Inc.
2.300%, due 5/14/21	270,000	272,567
2.346%, due 11/21/22‡(a)	599,000	587,719
Anheuser-Busch InBev Worldwide, Inc., (Belgium)
2.500%, due 7/15/22	561,000	578,142
AstraZeneca PLC, (United Kingdom)
2.357%, due 8/17/23(a)	750,000	735,938
Bayer US Finance II LLC, (Germany)
3.875%, due 12/15/23‡	700,000	742,641
Becton Dickinson and Co.
3.250%, due 11/12/20	589,000	592,072
CVS Health Corp.
2.800%, due 7/20/20	830,000	831,712
Diageo Capital PLC, (United Kingdom)
1.375%, due 9/29/25	400,000	399,084
General Mills, Inc.
1.716%, due 4/16/21(a)	710,000	706,082
Global Payments, Inc.
3.800%, due 4/1/21	169,000	171,009
Kellogg Co.
3.125%, due 5/17/22	1,075,000	1,106,679
Keurig Dr Pepper, Inc.
4.057%, due 5/25/23	1,000,000	1,071,211
Kraft Heinz Foods Co.
2.800%, due 7/2/20	15,000	14,974
Mondelez International, Inc.
2.125%, due 4/13/23	325,000	331,489
Pfizer, Inc.
1.071%, due 9/15/23(a)	481,000	466,945
Reckitt Benckiser Treasury Services PLC, (United Kingdom)
1.764%, due 6/24/22‡(a)	275,000	268,803
Tyson Foods, Inc.
4.500%, due 6/15/22	1,050,000	1,110,196
		9,987,263
Energy — 2.3%
BP Capital Markets PLC, (United Kingdom)
3.561%, due 11/1/21	1,075,000	1,102,312
Energy Transfer Operating LP
4.650%, due 6/1/21	354,000	352,230
Enterprise Products Operating LLC
3.350%, due 3/15/23	332,000	343,368
MPLX LP
1.899%, due 9/9/21(a)	586,000	564,758
Occidental Petroleum Corp.
3.142%, due 8/15/22(a)	366,000	280,905
4.850%, due 3/15/21	270,000	259,200

See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF (continued)

April 30, 2020
	Principal Amount	Value
Corporate Bonds (continued)
Energy (continued)
Plains All American Pipeline LP / PAA Finance Corp.
5.000%, due 2/1/21	$520,000	$513,500
		3,416,273
Financial — 25.7%
American Express Co.
2.315%, due 5/20/22(a)	882,000	868,451
3.400%, due 2/27/23	850,000	888,889
American International Group, Inc.
4.875%, due 6/1/22	700,000	746,910
Bank of America Corp.
2.503%, due 10/21/22	1,475,000	1,504,115
Bank of Nova Scotia (The), (Canada)
2.450%, due 9/19/22	1,300,000	1,344,977
BNP Paribas SA, (France)
2.132%, due 8/7/21‡(a)	610,000	599,341
Citigroup, Inc.
2.750%, due 4/25/22	1,450,000	1,482,606
Credit Suisse AG, (Switzerland)
2.800%, due 4/8/22	1,000,000	1,023,703
Credit Suisse Group Funding Guernsey Ltd., (Switzerland)
3.450%, due 4/16/21	650,000	659,543
Fifth Third Bancorp
1.625%, due 5/5/23	725,000	724,536
Fifth Third Bank NA
2.250%, due 6/14/21	1,000,000	1,010,814
Goldman Sachs Group, Inc. (The)
3.000%, due 4/26/22	1,391,000	1,408,721
HSBC Holdings PLC, (United Kingdom)
2.650%, due 1/5/22	1,475,000	1,501,364
Huntington National Bank (The)
3.125%, due 4/1/22	1,100,000	1,114,507
JPMorgan Chase & Co.
3.200%, due 1/25/23	1,600,000	1,675,990
KeyBank NA
1.250%, due 3/10/23	2,040,000	2,039,463
Manufacturers & Traders Trust Co.
2.500%, due 5/18/22	1,450,000	1,487,164
Metropolitan Life Global Funding I
2.400%, due 6/17/22‡	1,449,000	1,476,370
Mitsubishi UFJ Financial Group, Inc., (Japan)
3.460%, due 3/1/21(a)	323,000	324,618
Mizuho Financial Group, Inc., (Japan)
1.623%, due 9/13/23(a)	525,000	506,977
2.309%, due 5/25/24(a)	1,525,000	1,427,703
Morgan Stanley
3.750%, due 2/25/23	1,554,000	1,641,428
National Retail Properties, Inc.
3.900%, due 6/15/24	650,000	669,985
National Securities Clearing Corp.
1.200%, due 4/23/23‡	1,500,000	1,501,335
PNC Bank NA
2.004%, due 2/24/23(a)	1,400,000	1,368,403
	Principal Amount	Value
Corporate Bonds (continued)
Financial (continued)
Prudential Financial, Inc.
4.500%, due 11/16/21	$1,425,000	$1,491,492
Royal Bank of Canada, (Canada)
1.495%, due 1/17/23(a)	700,000	677,177
Sumitomo Mitsui Banking Corp., (Japan)
3.200%, due 7/18/22	550,000	565,786
3.950%, due 1/12/22‡	545,000	564,700
Truist Financial Corp.
2.700%, due 1/27/22	1,450,000	1,481,671
U.S. Bank NA
1.800%, due 1/21/22	1,475,000	1,494,876
UBS AG, (Switzerland)
1.750%, due 4/21/22‡	750,000	753,359
UBS Group AG, (Switzerland)
2.642%, due 8/15/23‡(a)	550,000	536,306
Wells Fargo & Co.
2.625%, due 7/22/22	1,635,000	1,675,537
		38,238,817
Government — 0.8%
International Bank for Reconstruction & Development, (Supranational)
2.160%, due 11/18/24	825,000	832,367
2.250%, due 11/6/24	350,000	350,000
		1,182,367
Industrial — 5.5%
BAE Systems Holdings, Inc., (United Kingdom)
2.850%, due 12/15/20‡	520,000	520,639
Boeing Co. (The)
2.700%, due 5/1/22	375,000	362,039
4.508%, due 5/1/23	975,000	975,000
Caterpillar Financial Services Corp.
Series I, 2.650%, due 5/17/21	1,450,000	1,473,568
Fortune Brands Home & Security, Inc.
3.000%, due 6/15/20	169,000	169,062
General Dynamics Corp.
2.250%, due 11/15/22	1,425,000	1,468,468
Honeywell International, Inc.
2.150%, due 8/8/22	1,450,000	1,493,954
John Deere Capital Corp.
3.200%, due 1/10/22	1,022,000	1,055,137
Northrop Grumman Corp.
2.550%, due 10/15/22	702,000	725,834
		8,243,701
Technology — 1.5%
Dell International LLC / EMC Corp.
4.420%, due 6/15/21‡	512,000	521,364
DXC Technology Co.
4.000%, due 4/15/23	200,000	200,335
Hewlett Packard Enterprise Co.
1.464%, due 3/12/21(a)	586,000	583,224
Intel Corp.
2.450%, due 7/29/20	250,000	251,052

See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF (continued)

April 30, 2020
	Principal Amount	Value
Corporate Bonds (continued)
Technology (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc., (Netherlands)
2.700%, due 5/1/25‡	$675,000	$681,956
		2,237,931
Utilities — 3.5%
DTE Energy Co.
2.250%, due 11/1/22	1,100,000	1,120,701
Eversource Energy
2.500%, due 3/15/21	1,252,000	1,262,634
National Rural Utilities Cooperative Finance Corp.
1.750%, due 1/21/22	1,250,000	1,262,994
NextEra Energy Capital Holdings, Inc.
2.399%, due 2/25/22(a)	481,000	476,037
Southern Power Co.
Series E, 2.500%, due 12/15/21	1,129,000	1,140,156
		5,262,522
Total Corporate Bonds
(Cost $84,561,547)		84,439,207
United States Government Agency & Obligations — 5.3%
Government — 5.3%
Federal Farm Credit Banks Funding Corporation
1.150%, due 10/21/24	2,000,000	2,002,298
1.150%, due 4/9/25	1,500,000	1,502,699
1.250%, due 10/30/26	1,500,000	1,502,828
1.350%, due 4/21/26	2,000,000	2,002,076
1.550%, due 1/28/22	325,000	332,019
1.850%, due 2/4/25	250,000	250,023
1.890%, due 3/4/26	325,000	325,307
		7,917,250
Total United States Government Agency & Obligations
(Cost $7,905,128)		7,917,250
United States Government Agency Mortgage-Backed Securities — 7.2%
Government — 7.2%
Federal Home Loan Banks
2.000%, due 2/20/25	500,000	500,327
2.050%, due 9/26/24	450,000	450,450
Federal Home Loan Mortgage Corporation
1.100%, due 4/13/23	2,000,000	2,001,990
1.100%, due 4/23/25	2,000,000	2,003,344
1.200%, due 4/6/23	600,000	600,865
1.200%, due 4/17/25	2,000,000	2,002,016
1.500%, due 4/3/25	475,000	475,620
Federal National Mortgage Association
1.100%, due 4/23/25	2,500,000	2,504,180
2.000%, due 1/24/25	250,000	250,723
		10,789,515

	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)
Total United States Government Agency Mortgage-Backed Securities
(Cost $10,775,000)		$10,789,515
Short-Term Investment — 26.3%
Commercial Papers — 17.0%
Basic Materials — 1.3%
Nutrien Ltd., (Canada)
0.000%, due 6/9/20(b)	$2,000,000	1,996,820
Communications — 5.0%
AT&T, Inc.
0.000%, due 12/17/20(b)	2,500,000	2,475,350
Verizon Communications, Inc.
0.000%, due 6/19/20(b)	2,500,000	2,495,075
Walt Disney Co. (The)
0.000%, due 11/19/20(b)	2,500,000	2,484,150
		7,454,575
Consumer, Cyclical — 1.6%
Toyota Motor Credit Corp.
0.000%, due 1/4/21(b)	2,500,000	2,470,600
Consumer, Non-cyclical — 5.7%
AstraZeneca PLC, (United Kingdom)
0.000%, due 10/16/20(b)	2,500,000	2,482,275
Brown-Forman Corp.
0.000%, due 7/24/20(b)	2,500,000	2,496,275
GlaxoSmithKline LLC, (United Kingdom)
0.000%, due 10/30/20(b)	2,500,000	2,488,650
Mondelez International, Inc.
0.000%, due 7/22/20(b)	1,000,000	995,980
		8,463,180
Industrial — 3.4%
General Dynamics Corp.
0.000%, due 9/25/20(b)	2,500,000	2,485,600
Stanley Black & Decker, Inc.
0.000%, due 7/27/20(b)	2,500,000	2,496,075
		4,981,675
Total Commercial Papers
(Cost $25,321,247)		25,366,850

	Shares	Value
Money Market Fund — 9.3%
BlackRock Liquidity T-Fund, 0.10%(c)
(Cost $13,930,632)	13,930,632	$13,930,632
Total Investments — 108.2%
(Cost $161,863,848)		161,549,386
Other Assets and Liabilities, Net — (8.2)%		(12,367,031)
Net Assets — 100.0%		$149,182,355

See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF (continued)

April 30, 2020

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a) (2) of the Securities Act of 1933, as amended.

(a)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2020.

(b)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(c)
Reflects the 7-day yield at April 30, 2020.

Open futures contracts outstanding at April 30, 2020:
Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at April 30, 2020	Unrealized Appreciation (Depreciation)
U.S. 2 Year Note (CBT)	RBC Capital Markets	June 2020	(36)	$(7,933,730)	$(7,935,469)	$(1,739)
U.S. 5 Year Note (CBT)	RBC Capital Markets	June 2020	(164)	(20,585,718)	(20,579,437)	6,281
						$4,542

CBT — Chicago Board of Trade.
Cash posted as collateral to broker for futures contracts was $100,013 at April 30, 2020.
The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Collateralized Mortgage Obligations	$—	$4,051,084	$—	$4,051,084
Commercial Asset-Backed Securities	—	13,425,774	—	13,425,774
Commercial Mortgage-Backed Securities	—	1,629,074	—	1,629,074
Corporate Bonds	—	84,439,207	—	84,439,207
United States Government Agency & Obligations	—	7,917,250	—	7,917,250
United States Government Agency Mortgage-Backed Securities	—	10,789,515	—	10,789,515
Short-Term Investment:
Commercial Papers	—	25,366,850	—	25,366,850
Money Market Fund	13,930,632	—	—	13,930,632
Total Investments in Securities	13,930,632	147,618,754	—	161,549,386
Other Financial Instruments:(e)
Futures Contracts	6,281	—	—	6,281
Total Investments in Securities and Other Financial Instruments	$13,936,913	$147,618,754	$—	$161,555,667
Liability Valuation Inputs
Other Financial Instruments:(e)
Futures Contracts	$(1,739)	—	—	$(1,739)

(d)
For a complete listing of investments and their industries, see the Schedules of Investments.

(e)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended April 30, 2020, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Statements of Assets and Liabilities

April 30, 2020
	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ Ultra Short Duration ETF
Assets
Investments in securities, at value	$88,018,543	$52,108,856	$161,549,386
Cash	—	—	34
Deposits at broker for futures contracts	—	—	161,900
Interest receivable	959,183	594,259	533,830
Receivable for investments sold	321,433	—	2,379,189
Dividend receivable	316	531	887
Due from advisor	23,331	11,389	31,045
Total assets	89,322,806	52,715,035	164,656,271
Liabilities
Payable for investments purchased	1,212,890	948,879	15,333,705
Advisory fees payable	28,794	16,838	24,710
Trustee fees payable	655	357	961
Compliance fees payable	23	13	37
Variation margin payable	—	—	57,345
Accrued expenses and other liabilities	45,090	40,720	57,158
Total liabilities	1,287,452	1,006,807	15,473,916
Net Assets	$88,035,354	$51,708,228	$149,182,355
Composition of Net Assets
Paid-in capital	$89,923,180	$51,883,138	$149,338,248
Total accumulated loss	(1,887,826)	(174,910)	(155,893)
Net Assets	$88,035,354	$51,708,228	$149,182,355
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	3,400,000	2,050,000	3,050,000
Net Asset Value Per Share	$25.89	$25.22	$48.91
Investments, at cost	$88,909,260	$52,162,265	$161,863,848
See notes to financial statements.

Statements of Operations

For the Year Ended April 30, 2020
	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ Ultra Short Duration ETF*
Investment Income
Interest income	$1,549,758	$1,071,792	$908,508
Dividend income	44,576	14,724	16,489
Total investment income	1,594,334	1,086,516	924,997
Expenses
Advisory fees (see Note 3)	276,133	187,414	99,245
Administrative and accounting fees	41,034	33,539	24,630
Custodian fees	18,729	19,715	15,515
Audit and Tax fees	18,092	18,092	17,728
Listing fees	8,686	8,686	5,916
Intraday pricing fees	8,440	8,440	2,475
Registration fees	6,133	955	17,727
Shareholder reporting fees	5,818	7,387	9,747
Legal fees	4,624	803	4,451
Trustee fees	4,463	2,994	2,980
Compliance fees	202	139	139
Miscellaneous	165	129	113
Total expenses	392,519	288,293	200,666
Waivers (see Note 3)	(185,416)	(147,733)	(101,421)
Net expenses	207,103	140,560	99,245
Net investment income	1,387,231	945,956	825,752
Realized and Unrealized Gain (Loss) on Investments and Futures contracts
Net realized gain (loss) from:
Investment securities	(525,989)	707,969	55,688
Futures contracts	—	—	(33,902)
Net realized gain (loss)	(525,989)	707,969	21,786
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(1,706,824)	(862,085)	(314,462)
Futures contracts	—	—	4,542
Net change in net unrealized appreciation (depreciation)	(1,706,824)	(862,085)	(309,920)
Net realized and unrealized loss	(2,232,813)	(154,116)	(288,134)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(845,582)	$791,840	$537,618

*
Commencement of operations July 31, 2019.

See notes to financial statements.

Statements of Changes in Net Assets

	IQ MacKay Municipal Insured ETF		IQ MacKay Municipal Intermediate ETF		IQ Ultra Short Duration ETF
	For the Year Ended April 30,		For the Year Ended April 30,		For the Period July 31, 2019* to April 30, 2020
	2020	2019	2020	2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,387,231	$643,561	$945,956	$917,680	$825,752
Net realized gain (loss)	(525,989)	16,810	707,969	106,208	21,786
Net change in net unrealized appreciation (depreciation)	(1,706,824)	1,046,473	(862,085)	1,233,618	(309,920)
Net increase (decrease) in net assets resulting from operations	(845,582)	1,706,844	791,840	2,257,506	537,618
Distributions to Shareholders	(1,960,679)	(580,120)	(1,938,936)	(874,540)	(693,511)
Capital Share Transactions
Proceeds from shares created	74,538,555	27,610,800	13,009,709	12,552,062	199,385,745
Cost of shares redeemed	(27,235,568)	(25)	(3,695,540)	(25)	(50,047,497)
Increase from capital share transactions	47,302,987	27,610,775	9,314,169	12,552,037	149,338,248
Total increase in net assets	44,496,726	28,737,499	8,167,073	13,935,003	149,182,355
Net Assets
Beginning of period	43,538,628	14,801,129	43,541,155	29,606,152	—
End of period	$88,035,354	$43,538,628	$51,708,228	$43,541,155	$149,182,355
Changes in Shares Outstanding
Shares outstanding, beginning of period	1,700,000	600,001	1,700,000	1,200,001	—
Shares created	2,800,000	1,100,000	500,000	500,000	4,050,000
Shares redeemed	(1,100,000)	(1)	(150,000)	(1)	(1,000,000)
Shares outstanding, end of period	3,400,000	1,700,000	2,050,000	1,700,000	3,050,000

*
Commencement of operations.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay Municipal Insured ETF
	For the Year Ended April 30,		For the Period October 18, 2017(a) to April 30, 2018
	2020	2019
Net asset value, beginning of period	$25.61	$24.67	$25.00
Income from Investment Operations
Net investment income(b)	0.53	0.72	0.36
Net realized and unrealized gain (loss)	0.50(c)	0.90	(0.39)
Net increase (decrease) in net assets resulting from investment operations	1.03	1.62	(0.03)
Distributions from:
Net investment income	(0.64)	(0.68)	(0.30)
Net realized gain	(0.11)	—	—
Total distributions from net investment income and realized gains	(0.75)	(0.68)	(0.30)
Net asset value, end of period	$25.89	$25.61	$24.67
Market price, end of period	$26.00	$25.64	$24.86
Total Return
Total investment return based on net asset value(d)	4.05%	6.72%	(0.13)%
Total investment return based on market price(e)	4.36%	6.02%	0.64%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88,035	$43,539	$14,801
Ratio to average net assets of:
Expenses net of waivers	0.30%	0.30%	0.30%(g)
Expenses excluding waivers	0.57%	0.77%	0.99%(g)
Net investment income	2.01%	2.89%	2.74%(g)
Portfolio turnover rate(h)	71%	56%	77%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund's net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay Municipal Intermediate ETF
	For the Year Ended April 30,		For the Period October 18, 2017(a) to April 30, 2018
	2020	2019
Net asset value, beginning of period	$25.61	$24.67	$25.00
Income from Investment Operations
Net investment income(b)	0.53	0.69	0.30
Net realized and unrealized gain (loss)	0.16(c)	0.91	(0.39)
Net increase (decrease) in net assets resulting from investment operations	0.69	1.60	(0.09)
Distributions from:
Net investment income	(0.67)	(0.66)	(0.24)
Net realized gain	(0.41)	—	—
Total distributions from net investment income and realized gains	(1.08)	(0.66)	(0.24)
Net asset value, end of period	$25.22	$25.61	$24.67
Market price, end of period	$25.22	$25.66	$24.71
Total Return
Total investment return based on net asset value(d)	2.65%	6.59%	(0.34)%
Total investment return based on market price(e)	2.44%	6.62%	(0.18)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,708	$43,541	$29,606
Ratio to average net assets of:
Expenses net of waivers	0.30%	0.30%	0.30%(g)
Expenses excluding waivers	0.62%	0.71%	0.77%(g)
Net investment income	2.02%	2.76%	2.28%(g)
Portfolio turnover rate(h)	77%	72%	80%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund's net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
IQ Ultra Short Duration ETF
For the Period July 31, 2019(a) to April 30, 2020
Net asset value, beginning of period	$50.01
Income from Investment Operations
Net investment income(b)	0.74
Net realized and unrealized gain (loss)	(1.07)
Net increase (decrease) in net assets resulting from investment operations	(0.33)
Distributions from:
Net investment income	(0.75)
Net realized gain	(0.02)
Total distributions from net investment income and realized gains	(0.77)
Net asset value, end of period	$48.91
Market price, end of period	$48.99
Total Return
Total investment return based on net asset value(c)	(0.68)%
Total investment return based on market price(d)	(0.52)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149,182
Ratio to average net assets of:
Expenses net of waivers	0.24%(f)
Expenses excluding waivers	0.49%(f)
Net investment income	2.00%(f)
Portfolio turnover rate(g)	292%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

April 30, 2020
1. ORGANIZATION
IndexIQ Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three operational funds, the IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. Each Fund is classified as diversified. Each Fund commenced operations on October 18, 2017, with the exception of IQ Ultra Short Duration ETF which commenced operations on July 31, 2019.
The IQ Mackay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF seek to provide current income exempt from federal income tax. The IQ Ultra Short Duration ETF seeks to provide current income while maintaining limited price volatility. There can be no assurance that a fund’s objective will be achieved.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
Use of Estimates
IndexIQ Advisors LLC (the “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnification
In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.
Investment Valuation
Each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.
A fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which

Notes to Financial Statements (continued)

April 30, 2020
the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.
Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
Futures contracts generally are valued at the settlement or closing price determined by the applicable exchange.
When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor, under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Advisor. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations. If a fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, it may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.
The IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF sweep uninvested cash balances into the Fidelity Investments Money Market Treasury Only Class I. The Fidelity Investments Money Market Treasury Only Class I seeks to obtain as high a level of current income as is consistent with the security of principal and liquidity. Fidelity Investments Money Market Treasury Only Class I has no redemption restriction and is valued at the daily NAV. The IQ Ultra Short Duration ETF sweeps uninvested cash balances into BlackRock Liquidity Funds T-Fund. The BlackRock Liquidity Funds T-Fund seeks to obtain as high a level of current income as is consistent with liquidity and stability of principal.
Fair Value Measurement
Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Notes to Financial Statements (continued)

April 30, 2020
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2020 is disclosed at the end of each Fund’s Schedule of Investments.
Tax Information and Uncertain Tax Positions
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.
The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
The IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Short Duration ETF have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Notes to Financial Statements (continued)

April 30, 2020
Dividends and Distributions to Shareholders
Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.
Security Transactions
Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.
Investment Income and Expenses
Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.
Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.
3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
Investment Advisory Agreement
The Advisor serves as the investment advisor to each series of the Trust, and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds (including arranging for sub-advisory services), subject to the supervision of the Board. The Advisor is responsible for the supervision of MacKay Shields LLC (“MacKay Shields”), the sub-advisor to the IQ MacKay Municipal Insured ETF and the IQ MacKay Municipal Intermediate ETF and NYL Investors LLC, the sub-advisor to the IQ Ultra Short Duration ETF (collectively, the “Sub-Advisors” and each, a “Sub-Advisor”) and their management of the investment portfolios of each of the Funds.
The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders,

Notes to Financial Statements (continued)

April 30, 2020
(c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services.
The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”).
Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.
Fund	Rate
IQ MacKay Municipal Insured ETF	0.40%
IQ MacKay Municipal Intermediate ETF	0.40%
IQ Ultra Short Duration ETF	0.24%
The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed, until August 31, 2020, to waive a portion of its management fee and/or reimburse expenses of each Fund, if necessary, in an amount that limits total annual fund operating expenses (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles dividend, interest and brokerage expenses paid on short sales, acquired fund fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.30% of the average daily net assets of the IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and 0.24% of the average daily net assets of the IQ Ultra Short Duration ETF.
As of April 30, 2020, the Advisor reimbursed expenses for IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF in the amounts of  $185,416, $147,733 and $101,421, respectively.
For the year ended April 30, 2020, there is no recoupment available.
Investment Sub-Advisory Agreements
The Sub-Advisors are registered investment advisors and indirect wholly-owned subsidiaries of New York Life. The Sub-Advisors are responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board. Pursuant to the terms of the respective Sub-Advisory Agreements between the Advisor and the Sub-Advisors, the Advisor pays for the services of the Sub-Advisors.
Distribution (12b-1 Fees)
ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Notes to Financial Statements (continued)

April 30, 2020
Administrator, Custodian and Transfer Agent
The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement (in each capacity, the “Administrator,” “Custodian,” or “Transfer Agent”). Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
4. CAPITAL SHARE TRANSACTIONS
Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
5. FEDERAL INCOME TAX
At April 30, 2020, the cost and unrealized appreciation/depreciation of investments and other financial instruments as determined on a federal income tax basis were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ MacKay Municipal Insured ETF	$89,139,870	$972,414	$(2,093,741)	$(1,121,327)
IQ MacKay Municipal Intermediate ETF	52,373,587	657,935	(922,666)	(264,731)
IQ Ultra Short Duration ETF	161,872,817	610,798	(934,229)	(323,431)
At April 30, 2020, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:
Fund	Ordinary Income (Loss)(1)	Tax-Exempt Income (Loss)	Net Capital Gain (Losses)(2)	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
IQ MacKay Municipal Insured ETF	$12,107	$178,829	$(957,435)	$(1,121,327)	$(1,887,826)
IQ MacKay Municipal Intermediate ETF	1,729	109,641	(21,549)	(264,731)	(174,910)
IQ Ultra Short Duration ETF	167,538	—	—	(323,431)	(155,893)

(1)
Includes late year ordinary loss, if any.

(2)
Amount includes the deferral of post October losses, if any.

Notes to Financial Statements (continued)

April 30, 2020
At April 30, 2020, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:
Fund	Total distributable earnings/ (accumulated loss)	Paid-In Capital
IQ Mackay Municipal Insured ETF	$4	$(4)
IQ Mackay Municipal Intermediate ETF	(5,257)	5,257
IQ Ultra Short Duration ETF	—	—
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/ tax differences. Reclassifications are primarily due to distribution reclasses and nondeductible taxes paid.
The tax character of distributions paid during the years ended April 30, 2020 and 2019 were as follows:
	2020				2019
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
IQ MacKay Municipal Insured ETF	$173,339	$1,565,133	$222,207	$—	$20,618	$559,502	$—	$—
IQ MacKay Municipal Intermediate ETF	468,962	1,187,490	282,484	—	25,402	849,138	—	—
IQ Ultra Short Duration ETF	693,511	—	—	—	N/A	N/A	N/A	N/A
Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2020, the Funds incurred and elected to defer to May 1, 2020 Post-October Losses and late year ordinary losses of:
Fund	Late Year Ordinary Gains/(Losses)	Short-Term Post October Gains/(Losses)	Long-Term Post October Gains/(Losses)
IQ Mackay Municipal Insured ETF	$—	$(1,117,496)	$160,061
IQ Mackay Municipal Intermediate ETF	—	(79,310)	57,761
IQ Ultra Short Duration ETF	—	—	—
At April 30, 2020, the Funds did not have net capital loss carryforwards.
6. OTHER AFFILIATED PARTIES AND TRANSACTIONS
The Advisor is an affiliate and subsidiary of New York Life Insurance and Annuity Corporation. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. As of April 30, 2020, New York Life Insurance and Annuity Corporation was known to own beneficially greater than 5% of the shares outstanding of the following:
Fund	% Ownership
IQ MacKay Municipal Insured ETF	38.0%
IQ MacKay Municipal Intermediate ETF	77.9%
IQ Ultra Short Duration ETF	16.4%
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) for the year ended April 30, 2020 are as follows:

Notes to Financial Statements (continued)

April 30, 2020
Fund	Purchases	Sales
IQ MacKay Municipal Insured ETF	$94,950,716	$44,855,252
IQ MacKay Municipal Intermediate ETF	48,008,718	34,032,510
IQ Ultra Short Duration ETF	248,552,957	133,028,100
8. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts
A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these transactions. Upon entering into a futures contract, a Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Funds agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund’s records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Futures may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund’s investment in futures contracts and other derivatives may increase the volatility of the Fund’s NAVs and may result in a loss to the Fund. As of April 30, 2020, the open futures contracts for the IQ Ultra Short Duration ETF are shown in the Schedule of Investments.
Quantitative Disclosure of Derivative Holding
The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

Notes to Financial Statements (continued)

April 30, 2020
The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:
Assets Derivatives
Interest Risk
IQ Ultra Short Duration ETF
Unrealized appreciation on futures contracts(1)	$6,281
Liability Derivatives
Interest Risk
IQ Ultra Short Duration ETF
Unrealized depreciation on futures contracts(1)	$1,739

(1)
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the year ended April 30, 2020 were as follows:
IQ Ultra Short Duration ETF
Interest Risk
Realized gain (loss)
Futures contracts	$(33,902)
Change in unrealized appreciation (depreciation)
Futures contracts	$4,542
For the period ended April 30, 2020, the monthly average notional value of the futures sold contracts held by IQ Ultra Short Duration ETF Fund was $(6,247,674).
9. RISKS INVOLVED WITH INVESTING IN THE FUNDS
The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a fund could result in a loss or the performance of a fund could be inferior to that of other investments.
Bond Insurance Risk
Insured municipal bonds are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance does not guarantee the market value of an insured security, or a fund’s share price or distributions. Shares of the Fund are not insured. Market conditions or changes to ratings criteria could adversely impact municipal bond insurers, which could adversely impact the value of the insured municipal bond or the ability of the insurer to pay any claims due. Consolidation among municipal bond insurers could increase the Fund’s exposure to one or more individual municipal bond insurers and reduce the supply of municipal bonds.
Credit Risk
Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.

Notes to Financial Statements (continued)

April 30, 2020
Derivatives Risk
Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.
Income Risk
A fund’s income may decline when interest rates fall. This decline can occur because a fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk
An increase in interest rates may cause the value of debt securities held by a fund to decline. Interest rates in the United States are near historic lows, which may increase a fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a fund to sell its bond holdings at a time when the Fund might wish to sell.
Large Transaction Risks
From time to time, a fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a fund’s transaction costs.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a fund’s returns because the Funds may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Funds’ bond holdings. The market for municipal bonds may be less liquid than for taxable bonds.
Market Risk
The market price of investments owned by a fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting markets generally or particular segments of the market. Market risks include political, regulatory, market and economic developments, and geopolitical and other events, including war, terrorism, trade disputes, natural disasters, and public health crises. Such events may result in disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a fund and its investments.
An outbreak of COVID-19 has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The full effects, duration and costs of the COVID-19 pandemic are uncertain, and the circumstances surrounding the COVID-19 pandemic will continue to evolve and may adversely affect a fund and its investments.

Notes to Financial Statements (continued)

April 30, 2020
Mortgage-Related and Other Asset-Backed Securities Risk
Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities (such as collateralized debt and loan obligations) generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security’s value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.
Municipal Bond Risk
The Funds may invest a substantial amount of their assets in municipal bonds whose interest is paid solely from revenues of similar projects. If a fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on a fund’s investment performance. In addition, a fund may invest more heavily in bonds from certain cities, states, territories or regions than others, which may increase the Funds’ exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states, territories or regions. Certain of the issuers in which the Funds may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. A fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance).
Municipal bonds most frequently trade in institutional round lot size transactions. Until a fund grows significantly in size, the Funds expect to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds use a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
New Fund Risk1
The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.
Trading Price Risk
Although it is expected that generally the market price of a fund’s Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly. During periods of market stress shares of a Fund may also experience significantly wider “bid/ask” spreads and premiums and discounts between a Fund's net asset value and market price.
U.S. Tax Treatment Risk
Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the U.S. Internal Revenue Service or noncompliant conduct of a bond issuer. In addition, a portion of a fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the U.S. federal alternative minimum tax.
10. NEW ACCOUNTING PRONOUNCEMENT
To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement Disclosure Framework — Changes to

1
Applies to IQ Ultra Short Duration ETF.

Notes to Financial Statements (continued)

April 30, 2020
the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which adds, removes, and modifies certain fair value measurement disclosure requirements. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. The Advisor evaluated the implications of certain provisions of ASU 2018-13 and determined to early adopt aspects related to the removal and modifications of certain fair value measurement disclosures, which are currently in place as of April 30, 2020. The Advisor is evaluating the implications of certain other provisions of ASU 2018-13 related to new disclosure requirements and has not yet determined the impact of those provisions on the financial statement disclosures, if any.
11. SUBSEQUENT EVENTS
The Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material subsequent events that would require disclosure.

Report of Independent Registered Public Accounting Firm

April 30, 2020
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of IndexIQ Active ETF Trust and Shareholders of IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF (three of the funds constituting IndexIQ Active ETF Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.
Individual Fund Comprising the IndexIQ Active ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
IQ MacKay Municipal Insured ETF IQ MacKay Municipal Intermediate ETF	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020 and 2019, and the period from October 18, 2017 (commencement of operations) through April 30, 2018
IQ Ultra Short Duration ETF	For the period July 31, 2019 (commencement of operations) through April 30, 2020
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
New York, New York
June 24, 2020
We have served as the auditor of one or more investment companies in the IndexIQ Complex since 2015.

Liquidity Risk Management Program (unaudited)

April 30, 2020
In compliance with Rule 22e-4 under the Investment Company Act of 1940, the funds of IndexIQ Active ETF Trust (the “Funds”) have adopted and implemented a liquidity risk management program (the “Program”), which IndexIQ Advisors LLC believes is reasonably designed to assess and manage the Funds’ liquidity risk. The Board of Trustees (the “Board”) designated IndexIQ Advisors LLC as administrator of the Program (the “Administrator”). The Administrator has established a Committee to assist the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.
At a meeting of the Board held on March 31, 2020, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”), as required under the Liquidity Rule. The report noted that the Administrator concluded that: (i) the Program operated effectively to assess and manage the Funds’ liquidity risk; (ii) the Program has been adequately and effectively implemented to monitor and, as applicable, respond to the Funds’ liquidity developments; and (iii) each Fund’s investment strategy continues to be appropriate for an open-end fund.
In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as: (i) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) each Fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; (iii) each Fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; (iv) the relationship between each Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (v) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio.
Each Fund portfolio investment is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to each Fund’s sub-adviser, subject to appropriate oversight by the Administrator, and classification determinations are made by taking into account each Fund’s reasonably anticipated trade size, various market, trading and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.
The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (“HLIM”). In addition, the Liquidity Rule limits a fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.
There were no material changes to the Program during the Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information (unaudited)

April 30, 2020
For Federal individual income tax purposes, certain dividends paid for the fiscal year ended April 30, 2020 are attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
IQ MacKay Municipal Insured ETF	90.47%
IQ MacKay Municipal Intermediate ETF	74.77%
In January 2021, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2020.

Board Review of Investment Advisory Agreement (unaudited)

April 30, 2020
Approval Relating To Annual Continuation of the Advisory Agreement and Sub-Advisory Agreement
The Board (the members of which are referred to as “Trustees”) met by teleconference on March 31, 2020, pursuant to a recent order issued by the U.S. Securities and Exchange Commission’s Division of Investment Management temporarily exempting fund boards from the in-person approval requirements of certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), in light of the impact of COVID-19. The Board met to consider the approval of the continuation, for an additional year, of the Advisory Agreement with respect to the series of the Trust for which the agreement applies (the “Funds”). The Board noted that the Advisory Agreement was between the Trust and IndexIQ Advisors LLC (the “Advisor”). In addition, the Board considered the continuation of the Sub-Advisory Agreement between the Advisor and MacKay Shields LLC (“MacKay” or the “Sub-Advisor”), with respect to the IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ MacKay Municipal Short Duration ETF (together, the “Sub-Advised Funds”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement with respect to the Funds, and from MacKay and the Advisor relevant to the Board’s consideration of whether to approve the continuation of the Sub-Advisory Agreement as it relates to the Sub-Advised Funds. In connection with considering approval of the continuation of the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. The consideration of the continuation of the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.
During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Advisor to the Funds and by MacKay with respect to the Sub-Advised Funds, and the fees charged by the Advisor and MacKay; (2) information concerning the business and operations, compliance program and portfolio management team of the Advisor and MacKay; (3) the expense levels of each Fund; (4) the investment performance of the Funds; (5) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Trust, including expense limitation agreements and fee waiver agreements between the Advisor and certain Funds; (6) the extent to which economies of scale would be realized as each Fund grows; (7) any “fall-out” benefits derived or to be derived by the Advisor or MacKay from their relationships with the Trust; and (8) potential conflicts of interest. The Board considered that the Funds were actively managed exchange-traded funds (“ETFs”).
In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement; (2) a copy of the Sub-Advisory Agreement; (3) information about applicable expense limitation and fee waiver agreements; (4) information describing the Advisor and MacKay and the services provided thereby; (5) information regarding the respective compliance program and portfolio management teams of the Advisor and MacKay; (6) copies of the Form ADV for each of the Advisor and MacKay; (7) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (8) materials provided by each of the Advisor and MacKay in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (9) a telephonic presentation by personnel of the Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses (including acquired fund fees and expenses, as applicable) of the Funds with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and IndexIQ ETF Trust.

Board Review of Investment Advisory Agreement (unaudited) (continued)

April 30, 2020
In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:
1.
The nature, extent and quality of the facilities and services provided by the Advisor and MacKay. The Board reviewed the services that the Advisor and MacKay provide to the respective Funds, noting that they had continually reviewed and overseen such services throughout the past year. The Board noted the responsibilities that the Advisor and MacKay have as the investment advisor and sub-advisor to the respective Funds, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, monitoring fund compliance with regulatory requirements and Fund objectives and policies, daily monitoring of the portfolio, overseeing Fund service providers, providing officers for the Funds, ongoing reporting to the Board, and the implementation of Board directives as they relate to the Funds. For Funds that were not yet operational, the Board considered the services rendered in respect of the existing Funds in assessing services expected to be provided to the non-operational Fund.

The Board reviewed the Advisor’s and MacKay’s experience, resources, and strengths in managing mutual funds and ETFs, including the Advisor’s management of the Funds and the funds of the IndexIQ ETF Trust. The Board also considered the experience of MacKay’s team in managing strategies and asset classes similar to the Sub-Advised Funds, and their tenure in managing the portfolios of the operational Sub-Advised Funds. The Board also noted and discussed with the Advisor the resources and additional support and personnel from its parent New York Life Investment Management (“NYLIM”), which resources enhance and support the work of the Advisor’s officers and staff. The Board also considered the tenure and experience of the personnel at the Advisor providing management and administrative services to the Funds. The Board also considered the Advisor’s marketing and distribution strategy, including the various services engaged by the Advisor in seeking to market and grow assets in the Funds.
Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Advisor’s and MacKay’s ability to render such services based on its personnel, experience, operations, and resources.
2.
Comparison of services provided and fees charged by the Advisor and MacKay and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Advisor and MacKay from their relationships with the respective Funds. The Board then compared both the services rendered and the fees paid with respect to the Funds pursuant to the Advisory Agreement and Sub-Advisory Agreement to contracts of other registered investment advisors providing services to similar ETFs. The Board also considered that the Advisor is responsible for payment of the sub-advisory fee to MacKay pursuant to the Sub-Advisory Agreement, and that shareholders of the Sub-Advised Funds do not directly pay the sub-advisory fee.

In particular, the Board compared each Fund’s advisory fee and expense ratio (including acquired fund fees and expenses, as applicable) to other investment companies considered to be in each such Fund’s peer group. The Advisor presented information on how peer groups were selected for the Funds and explained that peer groups were selected using an objective methodology by a NYLIM team.
The Board noted that certain Funds had peer groups of limited size and, in certain cases, with substantial differences in portfolio management and operational costs. The Board was presented with a dashboard view describing the Funds’ performance and fees, with information relative to peer groups. The Board considered unique characteristics of certain Funds relative to peer groups, particularly where such Funds had fee or total expense ratios that diverged from the median levels of the applicable peer group. The Board also discussed price pressure in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Funds. The Board considered the level of each of the fees under the Advisory Agreement in the context of the services being provided.
Additionally, the Trustees considered that the Advisor had put in place expense limitation agreements whereby the Advisor reimburses expenses and/or waives fees to limit the impact above set thresholds of

Board Review of Investment Advisory Agreement (unaudited) (continued)

April 30, 2020
certain expenses on shareholders of the Funds. The Board noted that such expense limitation agreements were reflected in the peer group analysis provided by the Advisor.
After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by the Advisor and MacKay and the costs incurred by the Advisor and MacKay in rendering those services, the Board concluded that the level of fees paid (or proposed to be paid) to the Advisor with respect to each Fund and to the Sub-Advisor with respect to each Sub-Advised Fund, is fair and reasonable.
3.
The Advisor’s and MacKay’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with the Advisor the costs and profitability of the Advisor in connection with its serving as investment advisor to each Fund, including operational costs. The Board also discussed additional resources that have been made available to the Advisor following its acquisition by NYLIM, including the investment of financial and human resources by NYLIM into the Advisor and additional support to market and distribute the Funds.

The Board considered information regarding the strategy of the Advisor to grow assets in the Funds during the calendar year, including details that were provided in the Board materials. The Board reviewed the net asset levels of the Funds and the impact of both high and low asset levels on such Funds. The Advisor presented to the Board information on the operating profits on a year over year basis. The Board also considered the impact of future asset growth on the services required and fees paid to MacKay, noting again that such fees were paid by the Advisor out of its management fees. The Board considered whether the continued operation of certain Funds that had not attracted significant assets under management would be profitable to the Advisor and determined to continue to review the asset levels of the Funds in relation to the Advisor’s profitability. The Board also noted the existence of the Expense Limitation Agreement, and its respective impact on costs to shareholders and profitability of the Advisor.
The Board noted that IQ MacKay Municipal Short Duration ETF had not yet commenced operations, and therefore no direct historical profitability data was available for consideration for such Fund.
The Board concluded that the fees paid to the Advisor and MacKay, respectively, were reasonable when considering the relative asset levels and profitability of the Funds to the Advisor.
4.
Investment performance of the Funds. The Board considered the investment performance of the existing Funds. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Advisor and MacKay in reaching such objectives. The Board considered each Fund’s investment performance compared to its benchmark and peer group. The Board also considered that IQ MacKay Municipal Short Duration ETF had not yet commenced operations, and therefore had no performance or operational history to consider.

The Board concluded that the investment performance of the Funds supported the approval of the Advisory Agreement and the Sub-Advisory Agreement.
The Board agreed that it had been furnished with sufficient information, both at the meeting and in its ongoing oversight of the Funds, to make an informed business decision with respect to the Advisory Agreement for the Funds and, with respect to Sub-Advised Funds, the Sub-Advisory Agreement. Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, the Independent Trustees concluded that the terms of the Advisory Agreement with the Advisor and the Sub-Advisory Agreement between the Advisor and MacKay were reasonable and fair to the Funds and to recommend to the Board the approval of the Advisory Agreement and Sub-Advisory Agreement. As a result, all of the Board members, including the Independent Trustees, determined that the continuation of the Advisory Agreement with the Advisor and continuation of the Sub-Advisory Agreement

Board of Trustees and Officers (unaudited)

April 30, 2020
Independent Trustees
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios inFund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Reena Aggarwal 1957	Trustee Chair	Since August 2008 January 2018	Vice Provost of Faculty (2016 to present), Georgetown University, Robert E. McDonough Professor (2003 to present) and Professor of Finance, McDonough School of Business, Georgetown University (2000 to present); Director, Georgetown Center for Financial Markets and Policy (2010 to present); Co-Chair of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to 2014).	25
FBR & Co. (investment banking) (2011 to 2017); Cohen & Steers (asset management) (2017 to present); Director, Brightwood Capital Advisors, L.P. (private equity investment) (2013 to present); Nuveen Churchill BDC (2019-present).

Michael A. Pignataro, 1959	Trustee	Since April 2015	Director, Credit Suisse Asset Management (2001 to 2012); and Chief Financial Officer, Credit Suisse Funds (1996 to 2013).	25	The New Ireland Fund, Inc. (closed-end fund) (2015 to present)
Paul D. Schaeffer, 1951	Trustee	Since April 2015	President, ASP (dba Aspiring Solution Partners) (financial services consulting) (2013 to present); Executive Advisor, Aquiline Capital Partners LLC (private equity investment) (2014 to present).	25
Management Board Member, RIA in a Box (financial services consulting) (2018 to present); Context Capital Funds (mutual fund trust) (2 Portfolios) (2014 to 2018); Management board Member, Altegris Investments, LLC (registered broker-dealer) (2016 to 2018); Management Board Member, AssetMark Inc. (financial services consulting) (2016 to 2017); PopTech! (conference operator) (2012 to 2016); Board Member, Pathways Core Training (non-profit) (2019 to present).

Interested Trustee
Kirk C. Lehneis 1974(4)	Trustee, President and Principal Executive Officer	Since January 2018	Chief Operating Officer and Senior Managing Director (since 2016), New York Life Investment Management LLC; Chairman of the Board, NYLIM Service Company LLC (since September 2017); President, MainStay DefinedTerm Municipal Opportunities Fund, MainStay Funds, MainStay Funds Trust, and MainStay VP Funds Trust (since September 2017.	25	None
Other Officers
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Jonathan Zimmerman 1982	Executive Vice President	Since April 2018	Chief Operating Officer, IndexIQ Advisors LLC (2018 to present); Managing Director, New York Life Investment Management LLC (2018-present); Director, New York Life Investment Management LLC (2015-2018); Vice President, Morgan Stanley (2007 to 2015).
Adefolahan Oyefeso, 1974	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since April 2018	Vice President of Operations & Finance, IndexIQ Advisors LLC (2015 to present); Director of the Fund Administration Client Service Department at The Bank of New York Mellon (2007 to 2015).
Matthew V. Curtin 1982	Secretary and Chief Legal Officer	Since June 2015	Secretary and Chief Legal Officer, IndexIQ Advisors LLC (since June 2015), Chief Compliance Officer, IndexIQ, IndexIQ ETF Trust and IndexIQ Active ETF Trust (June 2015 to January 2017); Associate General Counsel, New York Life Insurance Company (since February 2015); Associate, Dechert LLP (2007 to 2015).

Board of Trustees and Officers (unaudited) (continued)

April 30, 2020
Other Officers
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Y. Rachel Kuo 1981	Chief Compliance Officer	Since 2020	Chief Compliance Officer, MainStay Funds Trust, MainStay VP Funds Trust, MainStay MacKay DefinedTerm Municipal Opportunities Fund, The MainStay Funds, IndexIQ ETF Trust, IndexIQ Active ETF Trust (since 2020); Associate General Counsel, New York Life Investment Management LLC; Assistant Secretary, MainStay Funds Trust, MainStay VP Funds Trust, MainStay MacKay DefinedTerm Municipal Opportunities Fund and The MainStay Funds (2015 to 2019).

(1)
The address of each Trustee or officer is c/o IndexIQ, 51 Madison Avenue, New York, New York 10010.

(2)
Trustees and Officers serve until their successors are duly elected and qualified.

(3)
The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.

(4)
Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

Availability of Additional Information About the Trustees
The Statement of Additional Information includes additional information about the Trustees and is available, free of charge by visiting nylinvestments.com/etfs, or by calling (888) 474-7725.

IndexIQ Active ETF Trust
ANNUAL REPORT | APRIL 30, 2020
IQ MacKay Municipal Insured ETF (MMIN)
IQ MacKay Municipal Intermediate ETF (MMIT)
IQ Ultra Short Duration ETF (ULTR)
Investment Advisor
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Legal Counsel
Chapman and Cutler LLP
1717 Rhode Island Avenue
Washington, DC 20036
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

1780552 ME11a-06/20

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has two audit committee financial experts serving on its Audit Committee, each an “independent” Trustee, Reena Aggarwal and Michael Pignataro. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $49,500 for 2020 and $30,000 for 2019.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2019.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2020 and $0 for 2019.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2020 and $0 for 2019.

(e)(1)	Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	With respect to the services described in each of Items 4(b) through (d), no amount was approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were (i) approximately $10,322,000 for the fiscal year ended April 30, 2020, and (ii) $8,100,000 for the fiscal year ended April 30, 2019.

(h)	The registrant’s Audit Committee has determined that the non-audit services rendered by the principal accountant for the fiscal year ended April 30, 2020 to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of the principal accountant during the relevant time period.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Reena Aggarwal, Michael Pignataro and Paul Schaeffer.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Active ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	7/1/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	7/1/2020

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	7/1/2020